Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A
December 31, 2020

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John Hancock Life Insurance Company of New York
Separate Account A

Audited Financial Statements

December 31, 2020

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company of New York and Contract Owners of John Hancock Life Insurance Company of New York Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company of New York Separate Account A (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.
Boston, Massachusetts
March 31, 2021

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Appendix

Subaccounts comprising John Hancock Life
Insurance Company of New York Separate Account A

500 Index Fund Series I	International Equity Index Series II
500 Index Fund Series II	International Equity Index Series NAV
500 Index Fund Series NAV	International Small Company Trust Series I
Active Bond Trust Series I	International Small Company Trust Series II
Active Bond Trust Series II	Investment Quality Bond Trust Series I
American Asset Allocation Trust Series I	Investment Quality Bond Trust Series II
American Asset Allocation Trust Series II	Lifestyle Aggressive Portfolio Series I
American Global Growth Trust Series II	Lifestyle Aggressive Portfolio Series II
American Global Growth Trust Series III	Lifestyle Balanced Portfolio Series I
American Growth Trust Series II	Lifestyle Balanced Portfolio Series II
American Growth Trust Series III	Lifestyle Conservative Portfolio Series I
American Growth-Income Trust Series I	Lifestyle Conservative Portfolio Series II
American Growth-Income Trust Series II	Lifestyle Growth Portfolio Series I
American Growth-Income Trust Series III	Lifestyle Growth Portfolio Series II
American International Trust Series II	Lifestyle Growth Portfolio Series NAV
American International Trust Series III	Lifestyle Moderate Portfolio Series I
Blue Chip Growth Trust Series I	Lifestyle Moderate Portfolio Series II
Blue Chip Growth Trust Series II	Managed Volatility Aggressive Portfolio Series I
Capital Appreciation Trust Series I	Managed Volatility Aggressive Portfolio Series II
Capital Appreciation Trust Series II	Managed Volatility Balanced Portfolio Series I
Capital Appreciation Value Trust Series II	Managed Volatility Balanced Portfolio Series II
Core Bond Trust Series I	Managed Volatility Conservative Portfolio Series I
Core Bond Trust Series II	Managed Volatility Conservative Portfolio Series II
Disciplined Value International Trust Series I	Managed Volatility Growth Portfolio Series I
Disciplined Value International Trust Series II	Managed Volatility Growth Portfolio Series II
DWS Equity 500 Index	Managed Volatility Moderate Portfolio Series I
Emerging Markets Value Trust Series II	Managed Volatility Moderate Portfolio Series II
Equity Income Trust Series I	Mid Cap Index Trust Series I
Equity Income Trust Series II	Mid Cap Index Trust Series II
Financial Industries Trust Series I	Mid Cap Stock Trust Series I
Financial Industries Trust Series II	Mid Cap Stock Trust Series II
Fundamental All Cap Core Trust Series II	Mid Value Trust Series I
Fundamental Large Cap Value Trust Series I	Mid Value Trust Series II
Fundamental Large Cap Value Trust Series II	Money Market Trust Series I
Global Trust Series I	Money Market Trust Series II
Global Trust Series II	Money-Market Trust Series NAV
Health Sciences Trust Series I	Opportunistic Fixed Income Trust Series I
Health Sciences Trust Series II	Opportunistic Fixed Income Trust Series II
High Yield Trust Series I	PIMCO All Asset
High Yield Trust Series II	Real Estate Securities Trust Series I
International Equity Index Series I	Real Estate Securities Trust Series II

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Appendix

Subaccounts comprising John Hancock Life
Insurance Company of New York Separate Account A

Science & Technology Trust Series I	Small Cap Value Trust Series II
Science & Technology Trust Series II	Small Company Value Trust Series I
Select Bond Trust Series I	Small Company Value Trust Series II
Select Bond Trust Series II	Strategic Income Opportunities Trust Series I
Short Term Government Income Trust Series I	Strategic Income Opportunities Trust Series II
Short Term Government Income Trust Series II	Total Bond Market Series Trust NAV
Small Cap Index Trust Series I	Total Bond Market Trust Series II
Small Cap Index Trust Series II	Total Stock Market Index Trust Series I
Small Cap Opportunities Trust Series I	Total Stock Market Index Trust Series II
Small Cap Opportunities Trust Series II	Ultra Short Term Bond Trust Series II
Small Cap Stock Trust Series II

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	500 Index Fund Series I	500 Index Fund Series II	500 Index Fund Series NAV	Active Bond Trust Series I	Active Bond Trust Series II	American Asset Allocation Trust Series I

Total Assets

Investments at fair value	$13,816,649	$15,928,528	$6,038,862	$1,282,721	$21,505,445	$5,683,954

Units outstanding	403,442	476,609	182,283	56,711	1,012,987	228,013

Unit value	$34.25	$33.42	$33.13	$22.62	$21.23	$24.93

Shares	320,721	369,657	140,210	124,054	2,075,815	463,618

Cost	$8,955,470	$11,133,898	$3,131,762	$1,215,057	$20,357,446	$5,995,575

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	American Asset Allocation Trust Series II	American Global Growth Trust Series II	American Global Growth Trust Series III	American Growth Trust Series II	American Growth Trust Series III	American Growth- Income Trust Series I

Total Assets

Investments at fair value	$64,360,599	$10,275,181	$7,884	$97,230,794	$367,239	$6,769,018

Units outstanding	2,666,495	303,534	195	1,391,809	7,074	141,988

Unit value	$24.14	$33.85	$40.43	$69.86	$51.91	$47.67

Shares	5,249,641	522,644	399	4,214,599	15,836	426,529

Cost	$66,759,951	$7,886,918	$5,893	$75,256,784	$282,770	$7,264,340

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	American Growth- Income Trust Series II	American Growth- Income Trust Series III	American International Trust Series II	American International Trust Series III	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series II

Total Assets

Investments at fair value	$80,045,131	$481,047	$41,572,069	$246,492	$26,684,338	$19,774,652

Units outstanding	1,854,531	13,356	1,195,775	11,709	290,048	310,211

Unit value	$43.16	$36.02	$34.77	$21.05	$92.00	$63.75

Shares	5,069,356	30,388	1,943,528	11,551	663,624	513,894

Cost	$81,955,756	$481,661	$34,900,152	$206,433	$21,302,362	$16,798,487

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Capital Appreciation Trust Series I	Capital Appreciation Trust Series II	Capital Appreciation Value Trust Series II	Core Bond Trust Series I	Core Bond Trust Series II	DWS Equity 500 Index

Total Assets

Investments at fair value	$14,931,360	$12,197,988	$18,312,515	$5,572,919	$9,816,375	$2,507,504

Units outstanding	323,059	179,304	570,981	285,609	535,162	43,328

Unit value	$46.22	$68.03	$32.07	$19.51	$18.34	$57.87

Shares	1,964,653	1,856,619	1,374,813	391,632	690,322	100,380

Cost	$12,722,051	$10,627,204	$16,012,959	$5,274,866	$9,290,899	$1,839,910

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Emerging Markets Value Trust Series II	Equity Income Trust Series I	Equity Income Trust Series II	Financial Industries Trust Series I	Financial Industries Trust Series II	Fundamental All Cap Core Trust Series II

Total Assets

Investments at fair value	$3,583,090	$19,490,671	$18,120,199	$677,939	$2,654,387	$5,705,030

Units outstanding	292,408	313,892	585,159	25,350	95,670	98,529

Unit value	$12.25	$62.09	$30.97	$26.74	$27.75	$57.90

Shares	370,537	1,413,392	1,322,642	53,005	209,502	189,788

Cost	$3,639,018	$21,588,899	$19,961,480	$683,786	$2,635,040	$3,708,326

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series II	Opportunistic Fixed Income Trust Series I	Opportunistic Fixed Income Trust Series II	Global Trust Series I	Global Trust Series II

Total Assets

Investments at fair value	$19,802,422	$21,829,637	$1,446,263	$6,430,389	$5,975,183	$4,439,924

Units outstanding	559,472	674,134	34,518	284,550	152,453	191,372

Unit value	$35.39	$32.38	$41.90	$22.60	$39.19	$23.20

Shares	788,941	863,514	107,449	485,312	286,031	213,458

Cost	$14,221,020	$15,526,617	$1,386,884	$6,026,228	$4,970,582	$4,136,702

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Health Sciences Trust Series I	Health Sciences Trust Series II	High Yield Trust Series I	High Yield Trust Series II	International Equity Index Series I	International Equity Index Series II

Total Assets

Investments at fair value	$3,962,201	$10,560,177	$1,328,708	$4,219,947	$652,755	$4,123,052

Units outstanding	36,775	98,533	51,874	157,183	35,263	226,639

Unit value	$107.74	$107.17	$25.61	$26.85	$18.51	$18.19

Shares	127,525	377,824	252,127	780,027	33,389	210,575

Cost	$3,263,212	$8,735,285	$1,364,436	$4,162,817	$557,472	$3,571,958

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	International Equity Index Series NAV	International Small Company Trust Series I	International Small Company Trust Series II	Disciplined Value International Trust Series I	Disciplined Value International Trust Series II	Investment Quality Bond Trust Series I

Total Assets

Investments at fair value	$1,033,825	$1,290,083	$2,798,811	$3,404,505	$5,298,109	$2,262,717

Units outstanding	70,306	55,275	124,772	162,614	235,308	66,993

Unit value	$14.70	$23.34	$22.43	$20.94	$22.52	$33.78

Shares	52,881	87,582	190,266	260,882	406,297	185,926

Cost	$863,478	$1,091,052	$2,257,672	$3,254,092	$5,043,176	$2,146,165

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Investment Quality Bond Trust Series II	Lifestyle Aggressive Portfolio Series I	Lifestyle Aggressive Portfolio Series II	Lifestyle Balanced Portfolio Series I	Lifestyle Balanced Portfolio Series II	Lifestyle Conservative Portfolio Series I

Total Assets

Investments at fair value	$14,681,866	$1,166,853	$10,883,762	$7,563,553	$317,207,942	$2,463,244

Units outstanding	691,660	55,433	524,316	410,475	16,900,865	148,617

Unit value	$21.23	$21.05	$20.76	$18.43	$18.77	$16.57

Shares	1,205,408	72,206	673,917	461,192	19,306,631	170,703

Cost	$13,829,621	$960,763	$9,053,558	$6,599,946	$277,636,725	$2,286,084

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Lifestyle Conservative Portfolio Series II	Lifestyle Growth Portfolio Series I	Lifestyle Growth Portfolio Series II	Lifestyle Growth Portfolio Series NAV	Lifestyle Moderate Portfolio Series I	Lifestyle Moderate Portfolio Series II

Total Assets

Investments at fair value	$60,087,423	$10,301,056	$643,823,748	$123,388	$2,473,898	$99,409,571

Units outstanding	3,650,281	521,396	31,621,700	7,711	139,764	5,526,188

Unit value	$16.46	$19.76	$20.36	$16.00	$17.70	$17.99

Shares	4,158,299	579,036	36,149,565	6,940	157,173	6,303,714

Cost	$55,918,092	$8,834,544	$566,253,083	$113,153	$2,218,173	$89,289,706

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Managed Volatility Aggressive Portfolio Series I	Managed Volatility Aggressive Portfolio Series II	Managed Volatility Balanced Portfolio Series I	Managed Volatility Balanced Portfolio Series II	Managed Volatility Conservative Portfolio Series I	Managed Volatility Conservative Portfolio Series II

Total Assets

Investments at fair value	$381,763	$2,613,828	$6,229,577	$172,333,880	$1,394,549	$38,661,243

Units outstanding	14,872	105,764	221,710	7,556,082	44,596	1,910,257

Unit value	$25.67	$24.71	$28.10	$22.81	$31.27	$20.24

Shares	38,523	264,826	534,269	14,894,890	120,013	3,356,011

Cost	$342,422	$2,716,000	$6,667,989	$186,303,266	$1,374,231	$38,760,814

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

 December 31, 2020

	Managed Volatility Growth Portfolio Series I	Managed Volatility Growth Portfolio Series II	Managed Volatility Moderate Portfolio Series I	Managed Volatility Moderate Portfolio Series II	Mid Cap Index Trust Series I	Mid Cap Index Trust Series II

Total Assets

Investments at fair value	$3,543,569	$187,776,667	$2,624,911	$66,826,333	$4,507,150	$9,840,653

Units outstanding	135,331	8,216,688	84,576	3,015,873	85,089	217,511

Unit value	$26.18	$22.85	$31.04	$22.16	$52.97	$45.24

Shares	294,561	15,674,179	229,450	5,892,975	211,207	463,963

Cost	$3,824,378	$207,917,957	$2,830,439	$72,171,323	$4,539,681	$9,526,449

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series II	Mid Value Trust Series I	Mid Value Trust Series II	Money Market Trust Series I	Money Market Trust Series II

Total Assets

Investments at fair value	$9,466,957	$15,172,862	$1,556,347	$6,388,937	$1,598,423	$8,080,751

Units outstanding	132,564	179,121	40,452	173,183	109,203	717,429

Unit value	$71.41	$84.71	$38.47	$36.89	$14.64	$11.26

Shares	361,196	633,522	152,883	626,981	1,598,423	8,080,751

Cost	$6,359,697	$10,452,750	$1,591,413	$6,506,279	$1,598,423	$8,080,751

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

 December 31, 2020

	Money-Market Trust Series NAV	PIMCO All Asset	Real Estate Securities Trust Series I	Real Estate Securities Trust Series II	Science & Technology Trust Series I	Science & Technology Trust Series II

Total Assets

Investments at fair value	$573,844	$895,238	$1,302,016	$5,047,787	$10,544,246	$11,797,729

Units outstanding	47,294	38,655	21,230	112,237	160,306	139,747

Unit value	$12.13	$23.16	$61.33	$44.97	$65.78	$84.42

Shares	573,844	79,295	68,635	266,234	251,833	301,887

Cost	$573,844	$852,631	$1,170,383	$4,681,018	$6,834,098	$8,335,680

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Select Bond Trust Series I	Select Bond Trust Series II	Short Term Government Income Trust Series I	Short Term Government Income Trust Series II	Small Cap Index Trust Series I	Small Cap Index Trust Series II

Total Assets

Investments at fair value	$547,562	$57,591,942	$2,347,843	$4,908,193	$227,729	$5,655,205

Units outstanding	33,830	3,867,040	189,352	406,341	5,440	133,684

Unit value	$16.19	$14.89	$12.40	$12.08	$41.86	$42.30

Shares	37,530	3,941,954	191,037	399,040	13,963	349,087

Cost	$514,801	$54,388,294	$2,339,350	$4,921,152	$194,713	$4,943,199

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series II	Small Cap Stock Trust Series II	Small Cap Value Trust Series II	Small Company Value Trust Series I	Small Company Value Trust Series II

Total Assets

Investments at fair value	$2,339,425	$5,696,771	$4,002,046	$2,185,274	$2,196,056	$6,772,077

Units outstanding	51,429	131,224	69,611	69,150	40,131	153,662

Unit value	$45.49	$43.41	$57.49	$31.60	$54.72	$44.07

Shares	89,155	222,443	367,835	149,882	208,157	673,838

Cost	$2,475,526	$6,102,096	$3,217,473	$2,608,404	$2,634,634	$8,115,118

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series II	Total Bond Market Series Trust NAV	Total Bond Market Trust Series II	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series II

Total Assets

Investments at fair value	$2,455,000	$4,764,755	$670,718	$4,926,668	$3,913,631	$6,300,924

Units outstanding	94,896	191,713	45,559	358,281	110,021	140,634

Unit value	$25.87	$24.85	$14.72	$13.75	$35.57	$44.80

Shares	170,014	329,058	61,590	451,574	149,034	241,138

Cost	$2,265,457	$4,448,024	$639,254	$4,776,094	$3,165,728	$4,499,179

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

Ultra Short Term Bond Trust Series II

Total Assets

Investments at fair value	$21,856,972

Units outstanding	1,923,895

Unit value	$11.36

Shares	1,907,240

Cost	$21,992,918

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series I		500 Index Fund Series II		500 Index Fund Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$226,148	$209,913	$237,289	$222,319	$99,602	$95,265
Expenses:
Mortality and expense risk and administrative charges	(180,071)	(179,104)	(219,585)	(233,391)	(79,297)	(80,582)
Net investment income (loss)	46,077	30,809	17,704	(11,072)	20,305	14,683
Realized gains (losses) on investments:
Capital gain distributions received	238,649	186,100	278,830	229,164	102,495	82,916
Net realized gain (loss)	472,271	525,507	1,201,844	1,192,628	480,940	521,593
Realized gains (losses)	710,920	711,607	1,480,674	1,421,792	583,435	604,509
Unrealized appreciation (depreciation) during the period	1,199,689	2,382,415	707,674	2,357,096	280,471	816,439
Net increase (decrease) in net assets from operations	1,956,686	3,124,831	2,206,052	3,767,816	884,211	1,435,631
Changes from principal transactions:
Purchase payments	53,379	120,448	281,604	219,199	7,517	7,101
Transfers between sub-accounts and the company	(189,977)	7,962	(207,887)	(1,239,914)	(150,542)	(143,558)
Withdrawals	(1,212,961)	(1,228,068)	(1,793,370)	(806,405)	(472,740)	(656,422)
Annual contract fee	(5,371)	(5,588)	(53,977)	(49,739)	(29,174)	(29,976)
Net increase (decrease) in net assets from principal transactions	(1,354,930)	(1,105,246)	(1,773,630)	(1,876,859)	(644,939)	(822,855)
Total increase (decrease) in net assets	601,756	2,019,585	432,422	1,890,957	239,272	612,776
Net assets at beginning of period	13,214,893	11,195,308	15,496,106	13,605,149	5,799,590	5,186,814
Net assets at end of period	$13,816,649	$13,214,893	$15,928,528	$15,496,106	$6,038,862	$5,799,590

	2020	2019	2020	2019	2020	2019
Units, beginning of period	448,643	490,769	537,834	608,673	203,303	234,810
Units issued	8,218	21,155	125,577	52,926	3,515	191
Units redeemed	(53,419)	(63,281)	(186,802)	(123,765)	(24,535)	(31,698)
Units, end of period	403,442	448,643	476,609	537,834	182,283	203,303

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Active Bond Trust Series I		Active Bond Trust Series II		American Asset Allocation Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$36,828	$36,253	$548,271	$513,787	$71,399	$71,586
Expenses:
Mortality and expense risk and administrative charges	(18,874)	(19,423)	(315,695)	(329,026)	(77,025)	(77,916)
Net investment income (loss)	17,954	16,830	232,576	184,761	(5,626)	(6,330)
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	624,175	569,937
Net realized gain (loss)	507	(1,668)	60,913	(116,437)	67,547	141,087
Realized gains (losses)	507	(1,668)	60,913	(116,437)	691,722	711,024
Unrealized appreciation (depreciation) during the period	68,291	79,982	951,252	1,390,947	(170,455)	218,978
Net increase (decrease) in net assets from operations	86,752	95,144	1,244,741	1,459,271	515,641	923,672
Changes from principal transactions:
Purchase payments	5,100	11,065	8,430	9,285	23,196	8,420
Transfers between sub-accounts and the company	16,925	23,034	1,776,823	1,803,836	(18,069)	(17,450)
Withdrawals	(155,188)	(95,460)	(2,126,287)	(2,754,105)	(325,240)	(531,238)
Annual contract fee	(639)	(664)	(60,749)	(63,764)	(2,741)	(2,943)
Net increase (decrease) in net assets from principal transactions	(133,802)	(62,025)	(401,783)	(1,004,748)	(322,854)	(543,211)
Total increase (decrease) in net assets	(47,050)	33,119	842,958	454,523	192,787	380,461
Net assets at beginning of period	1,329,771	1,296,652	20,662,487	20,207,964	5,491,167	5,110,706
Net assets at end of period	$1,282,721	$1,329,771	$21,505,445	$20,662,487	$5,683,954	$5,491,167

	2020	2019	2020	2019	2020	2019
Units, beginning of period	62,930	65,945	1,037,221	1,088,363	242,858	268,825
Units issued	1,665	1,864	213,116	105,451	5,441	3,407
Units redeemed	(7,884)	(4,879)	(237,350)	(156,593)	(20,286)	(29,374)
Units, end of period	56,711	62,930	1,012,987	1,037,221	228,013	242,858

See accompanying notes.

25 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series II		American Global Growth Trust Series II		American Global Growth Trust Series III
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$754,050	$811,750	$6,489	$52,089	$5	$71
Expenses:
Mortality and expense risk and administrative charges	(890,874)	(966,441)	(144,878)	(144,018)	(60)	(58)
Net investment income (loss)	(136,824)	(154,691)	(138,389)	(91,929)	(55)	13
Realized gains (losses) on investments:
Capital gain distributions received	7,188,014	7,156,762	800,555	966,003	581	700
Net realized gain (loss)	1,955,360	3,516,240	468,793	360,614	308	249
Realized gains (losses)	9,143,374	10,673,002	1,269,348	1,326,617	889	949
Unrealized appreciation (depreciation) during the period	(3,124,954)	1,077,485	1,341,255	1,560,252	1,173	1,142
Net increase (decrease) in net assets from operations	5,881,596	11,595,796	2,472,214	2,794,940	2,007	2,104
Changes from principal transactions:
Purchase payments	34,419	4,443	51,794	16,787	-	-
Transfers between sub-accounts and the company	(260,577)	(785,908)	(510,345)	(741,989)	(1,068)	(840)
Withdrawals	(7,663,697)	(9,068,326)	(1,660,636)	(1,280,902)	(375)	(283)
Annual contract fee	(380,815)	(406,297)	(45,931)	(48,031)	(68)	(65)
Net increase (decrease) in net assets from principal transactions	(8,270,670)	(10,256,088)	(2,165,118)	(2,054,135)	(1,511)	(1,188)
Total increase (decrease) in net assets	(2,389,074)	1,339,708	307,096	740,805	496	916
Net assets at beginning of period	66,749,673	65,409,965	9,968,085	9,227,280	7,388	6,472
Net assets at end of period	$64,360,599	$66,749,673	$10,275,181	$9,968,085	$7,884	$7,388

	2020	2019	2020	2019	2020	2019
Units, beginning of period	3,053,308	3,558,974	378,314	465,488	237	278
Units issued	25,153	18,797	28,166	4,838	9	6
Units redeemed	(411,966)	(524,463)	(102,946)	(92,012)	(51)	(47)
Units, end of period	2,666,495	3,053,308	303,534	378,314	195	237

See accompanying notes.

26 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series II		American Growth Trust Series III		American Growth-Income Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$68,516	$598,909	$256	$3,887	$82,812	$92,693
Expenses:
Mortality and expense risk and administrative charges	(1,320,242)	(1,267,497)	(3,406)	(3,397)	(90,767)	(92,657)
Net investment income (loss)	(1,251,726)	(668,588)	(3,150)	490	(7,955)	36
Realized gains (losses) on investments:
Capital gain distributions received	10,951,176	14,463,061	40,959	56,476	812,442	722,015
Net realized gain (loss)	925,630	1,998,289	12,737	6,947	(57,599)	27,348
Realized gains (losses)	11,876,806	16,461,350	53,696	63,423	754,843	749,363
Unrealized appreciation (depreciation) during the period	24,978,345	4,730,187	93,521	25,525	(59,055)	577,943
Net increase (decrease) in net assets from operations	35,603,425	20,522,949	144,067	89,438	687,833	1,327,342
Changes from principal transactions:
Purchase payments	58,813	32,537	-	-	10,015	6,640
Transfers between sub-accounts and the company	(13,486,716)	(5,745,916)	(55,075)	(18,756)	(128,989)	(112,152)
Withdrawals	(7,817,677)	(9,297,825)	(57,900)	(64,467)	(248,069)	(662,132)
Annual contract fee	(290,994)	(299,385)	(2,946)	(2,718)	(2,163)	(2,386)
Net increase (decrease) in net assets from principal transactions	(21,536,574)	(15,310,589)	(115,921)	(85,941)	(369,206)	(770,030)
Total increase (decrease) in net assets	14,066,851	5,212,360	28,146	3,497	318,627	557,312
Net assets at beginning of period	83,163,943	77,951,583	339,093	335,596	6,450,391	5,893,079
Net assets at end of period	$97,230,794	$83,163,943	$367,239	$339,093	$6,769,018	$6,450,391

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,778,848	2,141,977	9,827	12,626	150,731	170,775
Units issued	23,606	20,849	52	150	2,800	3,453
Units redeemed	(410,645)	(383,978)	(2,805)	(2,949)	(11,543)	(23,497)
Units, end of period	1,391,809	1,778,848	7,074	9,827	141,988	150,731

See accompanying notes.

27 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth-Income Trust Series II		American Growth-Income Trust Series III		American International Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$928,578	$1,055,759	$7,608	$10,141	$94,819	$316,122
Expenses:
Mortality and expense risk and administrative charges	(1,129,935)	(1,180,195)	(4,860)	(5,398)	(577,009)	(612,111)
Net investment income (loss)	(201,357)	(124,436)	2,748	4,743	(482,190)	(295,989)
Realized gains (losses) on investments:
Capital gain distributions received	9,782,232	9,001,316	58,714	63,246	1,739,731	2,791,760
Net realized gain (loss)	(3,019,834)	964,139	(23,786)	(10,598)	2,179,927	2,072,868
Realized gains (losses)	6,762,398	9,965,455	34,928	52,648	3,919,658	4,864,628
Unrealized appreciation (depreciation) during the period	2,248,248	6,338,930	24,154	67,409	1,911,191	2,834,940
Net increase (decrease) in net assets from operations	8,809,289	16,179,949	61,830	124,800	5,348,659	7,403,579
Changes from principal transactions:
Purchase payments	57,637	160,292	-	-	49,202	31,470
Transfers between sub-accounts and the company	1,871,240	(3,613,435)	3,495	(21,025)	(196,894)	(1,496,130)
Withdrawals	(6,831,867)	(8,843,882)	(141,344)	(77,166)	(3,288,264)	(4,591,240)
Annual contract fee	(262,613)	(290,132)	(4,025)	(4,082)	(142,804)	(157,547)
Net increase (decrease) in net assets from principal transactions	(5,165,603)	(12,587,157)	(141,874)	(102,273)	(3,578,760)	(6,213,447)
Total increase (decrease) in net assets	3,643,686	3,592,792	(80,044)	22,527	1,769,899	1,190,132
Net assets at beginning of period	76,401,445	72,808,653	561,091	538,564	39,802,170	38,612,038
Net assets at end of period	$80,045,131	$76,401,445	$481,047	$561,091	$41,572,069	$39,802,170

	2020	2019	2020	2019	2020	2019
Units, beginning of period	1,966,269	2,321,376	17,524	21,062	1,271,662	1,485,052
Units issued	153,200	12,280	1,229	131	154,502	35,573
Units redeemed	(264,938)	(367,387)	(5,397)	(3,669)	(230,389)	(248,963)
Units, end of period	1,854,531	1,966,269	13,356	17,524	1,195,775	1,271,662

See accompanying notes.

28 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series III		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,610	$3,840	$-	$-	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(2,568)	(2,972)	(345,057)	(321,930)	(272,947)	(268,566)
Net investment income (loss)	(958)	868	(345,057)	(321,930)	(272,947)	(268,566)
Realized gains (losses) on investments:
Capital gain distributions received	10,405	20,549	3,361,896	3,151,902	2,544,952	2,485,177
Net realized gain (loss)	17,109	16,215	1,386,611	1,425,717	750,149	321,911
Realized gains (losses)	27,514	36,764	4,748,507	4,577,619	3,295,101	2,807,088
Unrealized appreciation (depreciation) during the period	5,771	22,403	2,329,638	1,079,588	1,914,889	1,582,707
Net increase (decrease) in net assets from operations	32,327	60,035	6,733,088	5,335,277	4,937,043	4,121,229
Changes from principal transactions:
Purchase payments	-	-	9,782	13,263	11,735	119,990
Transfers between sub-accounts and the company	1,497	(6,340)	(487,172)	(439,841)	(555,734)	(578,977)
Withdrawals	(88,598)	(44,681)	(2,155,834)	(2,259,365)	(1,825,513)	(1,697,608)
Annual contract fee	(2,005)	(2,098)	(8,172)	(8,407)	(45,937)	(44,110)
Net increase (decrease) in net assets from principal transactions	(89,106)	(53,119)	(2,641,396)	(2,694,350)	(2,415,449)	(2,200,705)
Total increase (decrease) in net assets	(56,779)	6,916	4,091,692	2,640,927	2,521,594	1,920,524
Net assets at beginning of period	303,271	296,355	22,592,646	19,951,719	17,253,058	15,332,534
Net assets at end of period	$246,492	$303,271	$26,684,338	$22,592,646	$19,774,652	$17,253,058

	2020	2019	2020	2019	2020	2019
Units, beginning of period	16,269	19,390	327,252	367,378	356,809	405,728
Units issued	2,053	553	10,528	3,021	37,859	28,016
Units redeemed	(6,613)	(3,674)	(47,732)	(43,147)	(84,457)	(76,935)
Units, end of period	11,709	16,269	290,048	327,252	310,211	356,809

See accompanying notes.

29 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series I		Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$3,702	$-	$588	$152,428	$205,329
Expenses:
Mortality and expense risk and administrative charges	(177,470)	(152,134)	(154,191)	(128,420)	(259,353)	(261,226)
Net investment income (loss)	(177,470)	(148,432)	(154,191)	(127,832)	(106,925)	(55,897)
Realized gains (losses) on investments:
Capital gain distributions received	1,313,799	6,849,208	1,228,525	5,377,013	1,426,968	1,074,669
Net realized gain (loss)	(1,853,934)	(754,292)	(1,854,721)	(601,897)	15,053	30,880
Realized gains (losses)	(540,135)	6,094,916	(626,196)	4,775,116	1,442,021	1,105,549
Unrealized appreciation (depreciation) during the period	6,130,374	(3,162,720)	5,071,636	(2,525,690)	1,106,593	2,335,773
Net increase (decrease) in net assets from operations	5,412,769	2,783,764	4,291,249	2,121,594	2,441,689	3,385,425
Changes from principal transactions:
Purchase payments	22,419	106,097	54,860	2,561	35,934	10,946
Transfers between sub-accounts and the company	(350,179)	(646,806)	54,128	(189,954)	(166,154)	(91,695)
Withdrawals	(975,945)	(975,741)	(499,110)	(895,508)	(1,446,544)	(1,495,473)
Annual contract fee	(5,526)	(5,496)	(25,811)	(22,200)	(106,534)	(110,322)
Net increase (decrease) in net assets from principal transactions	(1,309,231)	(1,521,946)	(415,933)	(1,105,101)	(1,683,298)	(1,686,544)
Total increase (decrease) in net assets	4,103,538	1,261,818	3,875,316	1,016,493	758,391	1,698,881
Net assets at beginning of period	10,827,822	9,566,004	8,322,672	7,306,179	17,554,124	15,855,243
Net assets at end of period	$14,931,360	$10,827,822	$12,197,988	$8,322,672	$18,312,515	$17,554,124

	2020	2019	2020	2019	2020	2019
Units, beginning of period	360,266	417,323	187,949	215,737	632,718	699,470
Units issued	3,561	8,771	16,180	637	27,301	14,644
Units redeemed	(40,768)	(65,828)	(24,825)	(28,425)	(89,038)	(81,396)
Units, end of period	323,059	360,266	179,304	187,949	570,981	632,718

See accompanying notes.

30 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series I		Core Bond Trust Series II		DWS Equity 500 Index
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$127,924	$134,015	$209,178	$198,656	$29,994	$42,528
Expenses:
Mortality and expense risk and administrative charges	(83,503)	(85,294)	(147,907)	(142,061)	(35,487)	(39,762)
Net investment income (loss)	44,421	48,721	61,271	56,595	(5,493)	2,766
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	133,200	131,462
Net realized gain (loss)	24,794	(10,747)	58,034	(37,189)	163,157	278,097
Realized gains (losses)	24,794	(10,747)	58,034	(37,189)	296,357	409,559
Unrealized appreciation (depreciation) during the period	301,051	323,176	492,817	548,488	55,012	229,791
Net increase (decrease) in net assets from operations	370,266	361,150	612,122	567,894	345,876	642,116
Changes from principal transactions:
Purchase payments	68,360	1,060	1,700	2,240	-	-
Transfers between sub-accounts and the company	10,097	67,610	814,566	(164,801)	(34,322)	(313,354)
Withdrawals	(428,024)	(394,727)	(597,986)	(854,735)	(336,201)	(228,934)
Annual contract fee	(2,798)	(2,894)	(18,012)	(18,482)	(10,597)	(13,161)
Net increase (decrease) in net assets from principal transactions	(352,365)	(328,951)	200,268	(1,035,778)	(381,120)	(555,449)
Total increase (decrease) in net assets	17,901	32,199	812,390	(467,884)	(35,244)	86,667
Net assets at beginning of period	5,555,018	5,522,819	9,003,985	9,471,869	2,542,748	2,456,081
Net assets at end of period	$5,572,919	$5,555,018	$9,816,375	$9,003,985	$2,507,504	$2,542,748

	2020	2019	2020	2019	2020	2019
Units, beginning of period	305,077	323,684	525,221	586,982	51,037	63,202
Units issued	23,583	5,648	85,099	21,160	1	122
Units redeemed	(43,051)	(24,255)	(75,158)	(82,921)	(7,710)	(12,287)
Units, end of period	285,609	305,077	535,162	525,221	43,328	51,037

See accompanying notes.

31 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Emerging Markets Value Trust Series II		Equity Income Trust Series I		Equity Income Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$67,275	$113,545	$518,948	$400,327	$456,803	$359,101
Expenses:
Mortality and expense risk and administrative charges	(46,622)	(55,494)	(255,369)	(284,240)	(263,143)	(293,983)
Net investment income (loss)	20,653	58,051	263,579	116,087	193,660	65,118
Realized gains (losses) on investments:
Capital gain distributions received	-	-	1,342,028	1,727,626	1,263,128	1,623,219
Net realized gain (loss)	(195,008)	(62,926)	(131,420)	(26,410)	(1,298,509)	(40,795)
Realized gains (losses)	(195,008)	(62,926)	1,210,608	1,701,216	(35,381)	1,582,424
Unrealized appreciation (depreciation) during the period	185,433	349,877	(1,800,346)	2,521,115	(756,269)	2,366,643
Net increase (decrease) in net assets from operations	11,078	345,002	(326,159)	4,338,418	(597,990)	4,014,185
Changes from principal transactions:
Purchase payments	44,934	13,755	40,090	113,539	10,157	47,577
Transfers between sub-accounts and the company	(241,252)	(136,065)	(203,686)	(560,361)	(1,754,900)	2,447,509
Withdrawals	(178,985)	(208,846)	(1,301,409)	(1,823,186)	(1,301,853)	(1,336,845)
Annual contract fee	(16,100)	(17,595)	(7,248)	(7,357)	(49,426)	(53,797)
Net increase (decrease) in net assets from principal transactions	(391,403)	(348,751)	(1,472,253)	(2,277,365)	(3,096,022)	1,104,444
Total increase (decrease) in net assets	(380,325)	(3,749)	(1,798,412)	2,061,053	(3,694,012)	5,118,629
Net assets at beginning of period	3,963,415	3,967,164	21,289,083	19,228,030	21,814,211	16,695,582
Net assets at end of period	$3,583,090	$3,963,415	$19,490,671	$21,289,083	$18,120,199	$21,814,211

	2020	2019	2020	2019	2020	2019
Units, beginning of period	329,527	359,884	344,895	379,589	700,320	667,255
Units issued	39,753	15,579	4,281	31,171	21,467	113,358
Units redeemed	(76,872)	(45,936)	(35,284)	(65,865)	(136,628)	(80,293)
Units, end of period	292,408	329,527	313,892	344,895	585,159	700,320

See accompanying notes.

32 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series I		Financial Industries Trust Series II		Fundamental All Cap Core Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$8,011	$27,505	$28,547	$111,251	$9,601	$12,061
Expenses:
Mortality and expense risk and administrative charges	(9,363)	(10,101)	(37,685)	(45,498)	(78,341)	(76,827)
Net investment income (loss)	(1,352)	17,404	(9,138)	65,753	(68,740)	(64,766)
Realized gains (losses) on investments:
Capital gain distributions received	56,672	36,696	235,656	163,731	149,446	377,394
Net realized gain (loss)	(1,578)	8,263	13,062	17,278	444,702	338,277
Realized gains (losses)	55,094	44,959	248,718	181,009	594,148	715,671
Unrealized appreciation (depreciation) during the period	(52,273)	99,400	(238,348)	552,048	656,567	761,520
Net increase (decrease) in net assets from operations	1,469	161,763	1,232	798,810	1,181,975	1,412,425
Changes from principal transactions:
Purchase payments	2,370	2,300	35,294	14,628	984	14,296
Transfers between sub-accounts and the company	16,542	17,791	(190,238)	(826,885)	(252,921)	(66,061)
Withdrawals	(32,734)	(45,260)	(113,764)	(108,436)	(355,129)	(467,055)
Annual contract fee	(271)	(280)	(6,976)	(7,978)	(20,179)	(20,266)
Net increase (decrease) in net assets from principal transactions	(14,093)	(25,449)	(275,684)	(928,671)	(627,245)	(539,086)
Total increase (decrease) in net assets	(12,624)	136,314	(274,452)	(129,861)	554,730	873,339
Net assets at beginning of period	690,563	554,249	2,928,839	3,058,700	5,150,300	4,276,961
Net assets at end of period	$677,939	$690,563	$2,654,387	$2,928,839	$5,705,030	$5,150,300

	2020	2019	2020	2019	2020	2019
Units, beginning of period	25,903	26,908	105,216	141,839	111,030	123,674
Units issued	1,208	900	5,399	3,237	1,823	1,533
Units redeemed	(1,761)	(1,905)	(14,945)	(39,860)	(14,324)	(14,177)
Units, end of period	25,350	25,903	95,670	105,216	98,529	111,030

See accompanying notes.

33 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series I		Fundamental Large Cap Value Trust Series II		Opportunistic Fixed Income Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$190,359	$219,755	$174,921	$202,541	$54,426	$86,372
Expenses:
Mortality and expense risk and administrative charges	(259,603)	(280,247)	(312,846)	(336,926)	(19,593)	(19,174)
Net investment income (loss)	(69,244)	(60,492)	(137,925)	(134,385)	34,833	67,198
Realized gains (losses) on investments:
Capital gain distributions received	344,613	308,909	383,212	337,109	-	-
Net realized gain (loss)	504,682	450,508	742,994	702,105	927	(809)
Realized gains (losses)	849,295	759,417	1,126,206	1,039,214	927	(809)
Unrealized appreciation (depreciation) during the period	941,387	4,769,097	1,011,757	5,212,450	122,993	(2,171)
Net increase (decrease) in net assets from operations	1,721,438	5,468,022	2,000,038	6,117,279	158,753	64,218
Changes from principal transactions:
Purchase payments	48,851	123,287	4,697	40,991	1,370	170
Transfers between sub-accounts and the company	(162,811)	(492,793)	(711,360)	(1,176,178)	718	(1,064)
Withdrawals	(2,002,829)	(1,857,373)	(1,735,373)	(2,063,783)	(44,633)	(87,490)
Annual contract fee	(8,355)	(9,258)	(75,383)	(80,863)	(696)	(753)
Net increase (decrease) in net assets from principal transactions	(2,125,144)	(2,236,137)	(2,517,419)	(3,279,833)	(43,241)	(89,137)
Total increase (decrease) in net assets	(403,706)	3,231,885	(517,381)	2,837,446	115,512	(24,919)
Net assets at beginning of period	20,206,128	16,974,243	22,347,018	19,509,572	1,330,751	1,355,670
Net assets at end of period	$19,802,422	$20,206,128	$21,829,637	$22,347,018	$1,446,263	$1,330,751

	2020	2019	2020	2019	2020	2019
Units, beginning of period	629,134	706,960	757,162	886,765	35,712	38,734
Units issued	11,122	10,385	32,719	12,156	470	1,422
Units redeemed	(80,784)	(88,211)	(115,747)	(141,759)	(1,664)	(4,444)
Units, end of period	559,472	629,134	674,134	757,162	34,518	35,712

See accompanying notes.

34 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Opportunistic Fixed Income Trust Series II		Global Trust Series I		Global Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$225,094	$403,442	$64,516	$117,915	$45,198	$95,069
Expenses:
Mortality and expense risk and administrative charges	(96,220)	(102,601)	(71,435)	(79,084)	(63,419)	(74,279)
Net investment income (loss)	128,874	300,841	(6,919)	38,831	(18,221)	20,790
Realized gains (losses) on investments:
Capital gain distributions received	-	-	44,979	200,172	36,935	175,490
Net realized gain (loss)	(12,584)	(39,564)	3,754	112,505	(19,056)	44,767
Realized gains (losses)	(12,584)	(39,564)	48,733	312,677	17,879	220,257
Unrealized appreciation (depreciation) during the period	530,665	24,880	236,806	402,761	125,991	409,661
Net increase (decrease) in net assets from operations	646,955	286,157	278,620	754,269	125,649	650,708
Changes from principal transactions:
Purchase payments	1,352	2,736	3,442	9,755	1,207	3,517
Transfers between sub-accounts and the company	(203,947)	189,273	398,411	(283,192)	(316,687)	(248,657)
Withdrawals	(498,571)	(718,481)	(307,217)	(449,196)	(233,186)	(381,970)
Annual contract fee	(21,131)	(21,398)	(3,393)	(2,930)	(17,803)	(17,316)
Net increase (decrease) in net assets from principal transactions	(722,297)	(547,870)	91,243	(725,563)	(566,469)	(644,426)
Total increase (decrease) in net assets	(75,342)	(261,713)	369,863	28,706	(440,820)	6,282
Net assets at beginning of period	6,505,731	6,767,444	5,605,320	5,576,614	4,880,744	4,874,462
Net assets at end of period	$6,430,389	$6,505,731	$5,975,183	$5,605,320	$4,439,924	$4,880,744

	2020	2019	2020	2019	2020	2019
Units, beginning of period	320,524	346,184	138,387	157,950	220,566	250,452
Units issued	27,572	38,689	25,081	1,362	3,879	6,079
Units redeemed	(63,546)	(64,349)	(11,015)	(20,925)	(33,073)	(35,965)
Units, end of period	284,550	320,524	152,453	138,387	191,372	220,566

See accompanying notes.

35 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series I		Health Sciences Trust Series II		High Yield Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$-	$-	$-	$82,005	$75,937
Expenses:
Mortality and expense risk and administrative charges	(51,900)	(47,405)	(148,583)	(158,766)	(18,408)	(20,818)
Net investment income (loss)	(51,900)	(47,405)	(148,583)	(158,766)	63,597	55,119
Realized gains (losses) on investments:
Capital gain distributions received	365,337	229,171	1,080,549	810,954	-	-
Net realized gain (loss)	(64,709)	(120,271)	(375,224)	(782,574)	(37,404)	(51,405)
Realized gains (losses)	300,628	108,900	705,325	28,380	(37,404)	(51,405)
Unrealized appreciation (depreciation) during the period	546,181	643,094	1,582,046	2,522,361	23,452	187,172
Net increase (decrease) in net assets from operations	794,909	704,589	2,138,788	2,391,975	49,645	190,886
Changes from principal transactions:
Purchase payments	300	-	2,382	14,392	-	60
Transfers between sub-accounts and the company	60,256	12,613	(862,459)	(1,028,305)	16,116	(101,700)
Withdrawals	(95,787)	(334,834)	(1,146,561)	(968,386)	(136,224)	(118,390)
Annual contract fee	(2,051)	(1,848)	(26,408)	(31,805)	(2,575)	(2,745)
Net increase (decrease) in net assets from principal transactions	(37,282)	(324,069)	(2,033,046)	(2,014,104)	(122,683)	(222,775)
Total increase (decrease) in net assets	757,627	380,520	105,742	377,871	(73,038)	(31,889)
Net assets at beginning of period	3,204,574	2,824,054	10,454,435	10,076,564	1,401,746	1,433,635
Net assets at end of period	$3,962,201	$3,204,574	$10,560,177	$10,454,435	$1,328,708	$1,401,746

	2020	2019	2020	2019	2020	2019
Units, beginning of period	37,259	41,727	122,300	148,148	56,905	65,663
Units issued	2,707	854	4,273	1,577	2,406	2,540
Units redeemed	(3,191)	(5,322)	(28,040)	(27,425)	(7,437)	(11,298)
Units, end of period	36,775	37,259	98,533	122,300	51,874	56,905

See accompanying notes.

36 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series II		International Equity Index Series I		International Equity Index Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$242,388	$240,808	$14,103	$15,013	$82,556	$71,839
Expenses:
Mortality and expense risk and administrative charges	(66,333)	(76,275)	(8,481)	(8,688)	(55,380)	(40,671)
Net investment income (loss)	176,055	164,533	5,622	6,325	27,176	31,168
Realized gains (losses) on investments:
Capital gain distributions received	-	-	5,545	-	35,149	-
Net realized gain (loss)	(99,871)	(150,863)	(978)	7,815	36,084	67,804
Realized gains (losses)	(99,871)	(150,863)	4,567	7,815	71,233	67,804
Unrealized appreciation (depreciation) during the period	57,092	614,959	32,382	88,573	188,931	387,668
Net increase (decrease) in net assets from operations	133,276	628,629	42,571	102,713	287,340	486,640
Changes from principal transactions:
Purchase payments	2,972	3,134	240	240	962	1,419
Transfers between sub-accounts and the company	(154,820)	143,773	(31,751)	121,361	(6,522)	1,704,379
Withdrawals	(601,518)	(777,440)	(35,471)	(116,232)	(289,763)	(386,868)
Annual contract fee	(13,095)	(14,607)	(280)	(251)	(13,467)	(7,325)
Net increase (decrease) in net assets from principal transactions	(766,461)	(645,140)	(67,262)	5,118	(308,790)	1,311,605
Total increase (decrease) in net assets	(633,185)	(16,511)	(24,691)	107,831	(21,450)	1,798,245
Net assets at beginning of period	4,853,132	4,869,643	677,446	569,615	4,144,502	2,346,257
Net assets at end of period	$4,219,947	$4,853,132	$652,755	$677,446	$4,123,052	$4,144,502

	2020	2019	2020	2019	2020	2019
Units, beginning of period	185,792	210,633	39,889	40,039	248,706	168,258
Units issued	34,321	28,001	2,281	14,800	20,501	107,858
Units redeemed	(62,930)	(52,842)	(6,907)	(14,950)	(42,568)	(27,410)
Units, end of period	157,183	185,792	35,263	39,889	226,639	248,706

See accompanying notes.

37 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Equity Index Series NAV		International Small Company Trust Series I		International Small Company Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$22,640	$23,170	$23,084	$27,722	$46,225	$46,547
Expenses:
Mortality and expense risk and administrative charges	(15,162)	(15,184)	(16,029)	(18,717)	(36,196)	(40,177)
Net investment income (loss)	7,478	7,986	7,055	9,005	10,029	6,370
Realized gains (losses) on investments:
Capital gain distributions received	8,735	-	38,095	52,413	83,942	106,124
Net realized gain (loss)	32,245	41,476	32,329	35,496	39,235	115,019
Realized gains (losses)	40,980	41,476	70,424	87,909	123,177	221,143
Unrealized appreciation (depreciation) during the period	35,209	125,454	(9,281)	148,060	8,252	276,721
Net increase (decrease) in net assets from operations	83,667	174,916	68,198	244,974	141,458	504,234
Changes from principal transactions:
Purchase payments	-	-	397	19,381	528	649
Transfers between sub-accounts and the company	(38,081)	26,552	(16,461)	(39,608)	(24,601)	(12,906)
Withdrawals	(63,841)	(103,085)	(112,580)	(137,122)	(95,796)	(295,201)
Annual contract fee	(4,661)	(4,459)	(584)	(746)	(7,940)	(8,499)
Net increase (decrease) in net assets from principal transactions	(106,583)	(80,992)	(129,228)	(158,095)	(127,809)	(315,957)
Total increase (decrease) in net assets	(22,916)	93,924	(61,030)	86,879	13,649	188,277
Net assets at beginning of period	1,056,741	962,817	1,351,113	1,264,234	2,785,162	2,596,885
Net assets at end of period	$1,033,825	$1,056,741	$1,290,083	$1,351,113	$2,798,811	$2,785,162

	2020	2019	2020	2019	2020	2019
Units, beginning of period	78,336	85,211	62,270	70,451	132,272	148,774
Units issued	4,104	11,312	773	1,795	5,457	3,456
Units redeemed	(12,134)	(18,187)	(7,768)	(9,976)	(12,957)	(19,958)
Units, end of period	70,306	78,336	55,275	62,270	124,772	132,272

See accompanying notes.

38 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Disciplined Value International Trust Series I		Disciplined Value International Trust Series II		Investment Quality Bond Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$63,306	$99,014	$89,831	$145,386	$51,134	$61,148
Expenses:
Mortality and expense risk and administrative charges	(44,216)	(53,436)	(73,173)	(89,501)	(33,554)	(35,331)
Net investment income (loss)	19,090	45,578	16,658	55,885	17,580	25,817
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	1,209	-
Net realized gain (loss)	6,741	89,265	(45,031)	120,000	15,064	(16,505)
Realized gains (losses)	6,741	89,265	(45,031)	120,000	16,273	(16,505)
Unrealized appreciation (depreciation) during the period	(15,831)	224,897	12,413	387,692	145,242	179,087
Net increase (decrease) in net assets from operations	10,000	359,740	(15,960)	563,577	179,095	188,399
Changes from principal transactions:
Purchase payments	713	3,690	9,464	16,920	5,180	10,155
Transfers between sub-accounts and the company	(63,796)	4,798	(150,656)	23,942	15,420	79,538
Withdrawals	(182,149)	(355,033)	(310,001)	(585,805)	(359,850)	(407,434)
Annual contract fee	(1,282)	(1,558)	(13,633)	(17,613)	(2,743)	(2,731)
Net increase (decrease) in net assets from principal transactions	(246,514)	(348,103)	(464,826)	(562,556)	(341,993)	(320,472)
Total increase (decrease) in net assets	(236,514)	11,637	(480,786)	1,021	(162,898)	(132,073)
Net assets at beginning of period	3,641,019	3,629,382	5,778,895	5,777,874	2,425,615	2,557,688
Net assets at end of period	$3,404,505	$3,641,019	$5,298,109	$5,778,895	$2,262,717	$2,425,615

	2020	2019	2020	2019	2020	2019
Units, beginning of period	177,197	195,825	260,870	287,468	80,267	91,704
Units issued	3,396	6,726	13,792	15,989	2,544	3,514
Units redeemed	(17,979)	(25,354)	(39,354)	(42,587)	(15,818)	(14,951)
Units, end of period	162,614	177,197	235,308	260,870	66,993	80,267

See accompanying notes.

39 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series II		Lifestyle Aggressive Portfolio Series I		Lifestyle Aggressive Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$291,153	$304,058	$21,622	$16,615	$183,910	$140,823
Expenses:
Mortality and expense risk and administrative charges	(208,631)	(205,533)	(15,462)	(16,928)	(153,691)	(173,921)
Net investment income (loss)	82,522	98,525	6,160	(313)	30,219	(33,098)
Realized gains (losses) on investments:
Capital gain distributions received	7,514	-	74,539	64,142	712,701	655,153
Net realized gain (loss)	(3,193)	(126,541)	25,289	26,938	281,753	571,453
Realized gains (losses)	4,321	(126,541)	99,828	91,080	994,454	1,226,606
Unrealized appreciation (depreciation) during the period	872,822	982,838	23,636	157,675	105,121	1,464,546
Net increase (decrease) in net assets from operations	959,665	954,822	129,624	248,442	1,129,794	2,658,054
Changes from principal transactions:
Purchase payments	2,041	18,545	8,790	3,790	30,145	61,040
Transfers between sub-accounts and the company	1,544,325	1,530,415	(12,485)	(18,999)	(681,817)	(808,502)
Withdrawals	(1,623,445)	(1,602,630)	(109,913)	(137,622)	(721,772)	(2,484,439)
Annual contract fee	(47,753)	(46,117)	(706)	(847)	(46,282)	(46,640)
Net increase (decrease) in net assets from principal transactions	(124,832)	(99,787)	(114,314)	(153,678)	(1,419,726)	(3,278,541)
Total increase (decrease) in net assets	834,833	855,035	15,310	94,764	(289,932)	(620,487)
Net assets at beginning of period	13,847,033	12,991,998	1,151,543	1,056,779	11,173,694	11,794,181
Net assets at end of period	$14,681,866	$13,847,033	$1,166,853	$1,151,543	$10,883,762	$11,173,694

	2020	2019	2020	2019	2020	2019
Units, beginning of period	701,131	707,917	61,462	70,589	603,102	795,105
Units issued	204,166	94,638	481	1,151	68,460	8,666
Units redeemed	(213,637)	(101,424)	(6,510)	(10,278)	(147,246)	(200,669)
Units, end of period	691,660	701,131	55,433	61,462	524,316	603,102

See accompanying notes.

40 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series I		Lifestyle Balanced Portfolio Series II		Lifestyle Conservative Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$177,432	$148,860	$6,875,951	$5,218,906	$67,012	$51,767
Expenses:
Mortality and expense risk and administrative charges	(98,030)	(104,808)	(4,268,300)	(4,459,450)	(36,109)	(37,213)
Net investment income (loss)	79,402	44,052	2,607,651	759,456	30,903	14,554
Realized gains (losses) on investments:
Capital gain distributions received	242,823	226,513	10,156,199	8,992,459	49,720	46,243
Net realized gain (loss)	112,199	53,974	3,182,648	2,921,185	12,996	3,409
Realized gains (losses)	355,022	280,487	13,338,847	11,913,644	62,716	49,652
Unrealized appreciation (depreciation) during the period	332,344	842,096	14,789,748	32,949,530	117,495	189,235
Net increase (decrease) in net assets from operations	766,768	1,166,635	30,736,246	45,622,630	211,114	253,441
Changes from principal transactions:
Purchase payments	2,400	2,400	2,544,292	344,620	-	1,212
Transfers between sub-accounts and the company	(20,181)	(22,204)	3,687,998	(772,047)	75,384	(1,570)
Withdrawals	(1,045,123)	(857,223)	(25,089,086)	(39,103,052)	(242,049)	(289,274)
Annual contract fee	(21,033)	(24,122)	(1,669,339)	(1,775,328)	(2,504)	(2,733)
Net increase (decrease) in net assets from principal transactions	(1,083,937)	(901,149)	(20,526,135)	(41,305,807)	(169,169)	(292,365)
Total increase (decrease) in net assets	(317,169)	265,486	10,210,111	4,316,823	41,945	(38,924)
Net assets at beginning of period	7,880,722	7,615,236	306,997,831	302,681,008	2,421,299	2,460,223
Net assets at end of period	$7,563,553	$7,880,722	$317,207,942	$306,997,831	$2,463,244	$2,421,299

	2020	2019	2020	2019	2020	2019
Units, beginning of period	475,173	533,629	18,135,090	20,726,725	159,013	178,239
Units issued	1,643	300	797,808	240,811	5,766	1,286
Units redeemed	(66,341)	(58,756)	(2,032,033)	(2,832,446)	(16,162)	(20,512)
Units, end of period	410,475	475,173	16,900,865	18,135,090	148,617	159,013

See accompanying notes.

41 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Conservative Portfolio Series II		Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,522,033	$1,150,137	$229,010	$173,910	$13,199,098	$10,017,435
Expenses:
Mortality and expense risk and administrative charges	(851,522)	(865,478)	(128,419)	(134,182)	(8,534,712)	(9,236,817)
Net investment income (loss)	670,511	284,659	100,591	39,728	4,664,386	780,618
Realized gains (losses) on investments:
Capital gain distributions received	1,205,928	1,129,818	502,520	438,475	31,838,761	29,059,521
Net realized gain (loss)	531,801	68,236	63,811	118,590	9,421,628	10,937,569
Realized gains (losses)	1,737,729	1,198,054	566,331	557,065	41,260,389	39,997,090
Unrealized appreciation (depreciation) during the period	2,614,582	4,557,410	381,441	1,120,232	20,032,270	72,982,687
Net increase (decrease) in net assets from operations	5,022,822	6,040,123	1,048,363	1,717,025	65,957,045	113,760,395
Changes from principal transactions:
Purchase payments	158,647	158,729	13,581	13,140	3,545,054	700,788
Transfers between sub-accounts and the company	3,566,186	2,410,485	(117,167)	248,888	(9,922,045)	(8,689,202)
Withdrawals	(7,421,694)	(8,118,436)	(571,550)	(810,825)	(53,753,390)	(75,361,484)
Annual contract fee	(382,378)	(408,967)	(27,406)	(27,788)	(3,641,118)	(4,009,424)
Net increase (decrease) in net assets from principal transactions	(4,079,239)	(5,958,189)	(702,542)	(576,585)	(63,771,499)	(87,359,322)
Total increase (decrease) in net assets	943,583	81,934	345,821	1,140,440	2,185,546	26,401,073
Net assets at beginning of period	59,143,840	59,061,906	9,955,235	8,814,795	641,638,202	615,237,129
Net assets at end of period	$60,087,423	$59,143,840	$10,301,056	$9,955,235	$643,823,748	$641,638,202

	2020	2019	2020	2019	2020	2019
Units, beginning of period	3,915,997	4,327,127	564,703	599,540	35,215,960	40,407,740
Units issued	437,990	243,018	1,527	21,629	974,994	377,327
Units redeemed	(703,706)	(654,148)	(44,834)	(56,466)	(4,569,254)	(5,569,107)
Units, end of period	3,650,281	3,915,997	521,396	564,703	31,621,700	35,215,960

See accompanying notes.

42 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Portfolio Series NAV		Lifestyle Moderate Portfolio Series I		Lifestyle Moderate Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$3,080	$4,724	$60,848	$52,197	$2,266,252	$1,739,164
Expenses:
Mortality and expense risk and administrative charges	(3,233)	(3,539)	(33,189)	(37,952)	(1,382,567)	(1,436,563)
Net investment income (loss)	(153)	1,185	27,659	14,245	883,685	302,601
Realized gains (losses) on investments:
Capital gain distributions received	14,015	11,338	71,733	62,507	2,899,735	2,357,959
Net realized gain (loss)	(570)	34	36,529	8,233	917,147	473,962
Realized gains (losses)	13,445	11,372	108,262	70,740	3,816,882	2,831,921
Unrealized appreciation (depreciation) during the period	145	31,495	108,522	269,230	4,490,152	9,881,164
Net increase (decrease) in net assets from operations	13,437	44,052	244,443	354,215	9,190,719	13,015,686
Changes from principal transactions:
Purchase payments	-	-	-	-	59,957	47,045
Transfers between sub-accounts and the company	-	-	(383)	875	2,057,749	1,720,667
Withdrawals	(153,249)	(5,579)	(436,989)	(296,877)	(10,007,943)	(13,834,988)
Annual contract fee	-	-	(5,735)	(5,824)	(576,197)	(620,938)
Net increase (decrease) in net assets from principal transactions	(153,249)	(5,579)	(443,107)	(301,826)	(8,466,434)	(12,688,214)
Total increase (decrease) in net assets	(139,812)	38,473	(198,664)	52,389	724,285	327,472
Net assets at beginning of period	263,200	224,727	2,672,562	2,620,173	98,685,286	98,357,814
Net assets at end of period	$123,388	$263,200	$2,473,898	$2,672,562	$99,409,571	$98,685,286

	2020	2019	2020	2019	2020	2019
Units, beginning of period	18,557	18,981	167,300	187,634	6,049,376	6,880,869
Units issued	-	-	8	27	300,944	223,818
Units redeemed	(10,846)	(424)	(27,544)	(20,361)	(824,132)	(1,055,311)
Units, end of period	7,711	18,557	139,764	167,300	5,526,188	6,049,376

See accompanying notes.

43 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Aggressive Portfolio Series I		Managed Volatility Aggressive Portfolio Series II		Managed Volatility Balanced Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$5,402	$7,277	$32,320	$43,460	$152,575	$136,547
Expenses:
Mortality and expense risk and administrative charges	(5,810)	(7,768)	(43,498)	(56,236)	(91,847)	(97,675)
Net investment income (loss)	(408)	(491)	(11,178)	(12,776)	60,728	38,872
Realized gains (losses) on investments:
Capital gain distributions received	4,306	52,664	29,794	376,709	336,098	303,330
Net realized gain (loss)	(18,554)	4,176	(58,680)	96,422	(87,780)	(11,831)
Realized gains (losses)	(14,248)	56,840	(28,886)	473,131	248,318	291,499
Unrealized appreciation (depreciation) during the period	(42,286)	35,505	(322,181)	211,467	(341,054)	685,738
Net increase (decrease) in net assets from operations	(56,942)	91,854	(362,245)	671,822	(32,008)	1,016,109
Changes from principal transactions:
Purchase payments	-	-	3,000	3,000	12,000	12,000
Transfers between sub-accounts and the company	(61,430)	-	(949,635)	(256,711)	(251,145)	40,408
Withdrawals	(71,688)	(4,878)	(74,432)	(139,918)	(618,990)	(303,792)
Annual contract fee	(338)	(407)	(18,353)	(19,851)	(14,785)	(14,742)
Net increase (decrease) in net assets from principal transactions	(133,456)	(5,285)	(1,039,420)	(413,480)	(872,920)	(266,126)
Total increase (decrease) in net assets	(190,398)	86,569	(1,401,665)	258,342	(904,928)	749,983
Net assets at beginning of period	572,161	485,592	4,015,493	3,757,151	7,134,505	6,384,522
Net assets at end of period	$381,763	$572,161	$2,613,828	$4,015,493	$6,229,577	$7,134,505

	2020	2019	2020	2019	2020	2019
Units, beginning of period	21,207	21,416	146,889	162,938	254,634	265,503
Units issued	-	-	16,718	1,054	987	1,811
Units redeemed	(6,335)	(209)	(57,843)	(17,103)	(33,911)	(12,680)
Units, end of period	14,872	21,207	105,764	146,889	221,710	254,634

See accompanying notes.

44 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series II		Managed Volatility Conservative Portfolio Series I		Managed Volatility Conservative Portfolio Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$3,897,601	$3,451,900	$42,150	$38,953	$1,094,732	$935,255
Expenses:
Mortality and expense risk and administrative charges	(2,539,385)	(2,891,163)	(22,897)	(24,918)	(599,520)	(629,804)
Net investment income (loss)	1,358,216	560,737	19,253	14,035	495,212	305,451
Realized gains (losses) on investments:
Capital gain distributions received	8,988,421	8,828,615	21,377	-	548,236	-
Net realized gain (loss)	(511,488)	744,959	(24,902)	(14,648)	(805,028)	(946,227)
Realized gains (losses)	8,476,933	9,573,574	(3,525)	(14,648)	(256,792)	(946,227)
Unrealized appreciation (depreciation) during the period	(11,162,699)	19,455,226	20,273	181,495	426,615	5,337,392
Net increase (decrease) in net assets from operations	(1,327,550)	29,589,537	36,001	180,882	665,035	4,696,616
Changes from principal transactions:
Purchase payments	71,897	140,994	9,639	-	10,860	5,195
Transfers between sub-accounts and the company	(4,849,864)	(1,573,903)	(43,713)	141,706	266,618	1,147,629
Withdrawals	(18,565,032)	(25,982,935)	(275,382)	(186,033)	(5,199,334)	(5,568,563)
Annual contract fee	(1,050,913)	(1,155,960)	(440)	(380)	(268,269)	(281,858)
Net increase (decrease) in net assets from principal transactions	(24,393,912)	(28,571,804)	(309,896)	(44,707)	(5,190,125)	(4,697,597)
Total increase (decrease) in net assets	(25,721,462)	1,017,733	(273,895)	136,175	(4,525,090)	(981)
Net assets at beginning of period	198,055,342	197,037,609	1,668,444	1,532,269	43,186,333	43,187,314
Net assets at end of period	$172,333,880	$198,055,342	$1,394,549	$1,668,444	$38,661,243	$43,186,333

	2020	2019	2020	2019	2020	2019
Units, beginning of period	8,660,577	10,029,203	55,022	57,872	2,165,305	2,409,569
Units issued	114,025	66,433	6,111	6,429	216,681	100,338
Units redeemed	(1,218,520)	(1,435,059)	(16,537)	(9,279)	(471,729)	(344,602)
Units, end of period	7,556,082	8,660,577	44,596	55,022	1,910,257	2,165,305

See accompanying notes.

45 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series II		Managed Volatility Moderate Portfolio Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$73,480	$69,453	$3,570,054	$3,293,399	$68,479	$56,423
Expenses:
Mortality and expense risk and administrative charges	(49,719)	(55,717)	(2,779,072)	(3,242,577)	(38,716)	(41,389)
Net investment income (loss)	23,761	13,736	790,982	50,822	29,763	15,034
Realized gains (losses) on investments:
Capital gain distributions received	200,798	290,884	11,017,011	16,051,587	118,056	99,388
Net realized gain (loss)	12,521	44,206	624,921	3,777,250	(14,858)	(48,390)
Realized gains (losses)	213,319	335,090	11,641,932	19,828,837	103,198	50,998
Unrealized appreciation (depreciation) during the period	(400,281)	309,022	(20,670,180)	15,843,700	(96,455)	317,745
Net increase (decrease) in net assets from operations	(163,201)	657,848	(8,237,266)	35,723,359	36,506	383,777
Changes from principal transactions:
Purchase payments	9,000	-	161,847	169,718	6,426	-
Transfers between sub-accounts and the company	(263,828)	(16,088)	(4,987,450)	(2,190,276)	(4,355)	(144,649)
Withdrawals	(206,777)	(230,353)	(19,049,998)	(27,557,862)	(169,078)	(347,477)
Annual contract fee	(9,103)	(9,035)	(1,275,361)	(1,418,729)	(1,478)	(1,550)
Net increase (decrease) in net assets from principal transactions	(470,708)	(255,476)	(25,150,962)	(30,997,149)	(168,485)	(493,676)
Total increase (decrease) in net assets	(633,909)	402,372	(33,388,228)	4,726,210	(131,979)	(109,899)
Net assets at beginning of period	4,177,478	3,775,106	221,164,895	216,438,685	2,756,890	2,866,789
Net assets at end of period	$3,543,569	$4,177,478	$187,776,667	$221,164,895	$2,624,911	$2,756,890

	2020	2019	2020	2019	2020	2019
Units, beginning of period	153,581	164,656	9,391,045	10,850,995	90,925	107,175
Units issued	1,780	444	196,272	83,054	327	1,258
Units redeemed	(20,030)	(11,519)	(1,370,629)	(1,543,004)	(6,676)	(17,508)
Units, end of period	135,331	153,581	8,216,688	9,391,045	84,576	90,925

See accompanying notes.

46 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series II		Mid Cap Index Trust Series I		Mid Cap Index Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$1,633,989	$1,395,255	$60,467	$49,414	$119,115	$87,921
Expenses:
Mortality and expense risk and administrative charges	(944,505)	(1,071,149)	(57,235)	(65,740)	(132,834)	(148,479)
Net investment income (loss)	689,484	324,106	3,232	(16,326)	(13,719)	(60,558)
Realized gains (losses) on investments:
Capital gain distributions received	3,071,854	2,770,111	401,691	359,767	897,594	777,055
Net realized gain (loss)	(1,609,549)	(1,471,756)	(62,810)	(10,560)	(129,488)	83,851
Realized gains (losses)	1,462,305	1,298,355	338,881	349,207	768,106	860,906
Unrealized appreciation (depreciation) during the period	(1,481,058)	8,861,538	90,855	609,593	212,897	1,168,587
Net increase (decrease) in net assets from operations	670,731	10,483,999	432,968	942,474	967,284	1,968,935
Changes from principal transactions:
Purchase payments	39,799	18,593	3,643	3,558	2,367	16,516
Transfers between sub-accounts and the company	(1,040,855)	687,648	(113,668)	(17,460)	(316,373)	(399,591)
Withdrawals	(6,773,960)	(11,827,228)	(340,307)	(605,097)	(563,530)	(453,321)
Annual contract fee	(415,913)	(460,338)	(1,203)	(1,393)	(28,540)	(31,774)
Net increase (decrease) in net assets from principal transactions	(8,190,929)	(11,581,325)	(451,535)	(620,392)	(906,076)	(868,170)
Total increase (decrease) in net assets	(7,520,198)	(1,097,326)	(18,567)	322,082	61,208	1,100,765
Net assets at beginning of period	74,346,531	75,443,857	4,525,717	4,203,635	9,779,445	8,678,680
Net assets at end of period	$66,826,333	$74,346,531	$4,507,150	$4,525,717	$9,840,653	$9,779,445

	2020	2019	2020	2019	2020	2019
Units, beginning of period	3,417,974	4,000,051	95,319	109,751	240,317	262,955
Units issued	54,403	116,857	655	1,756	12,221	866
Units redeemed	(456,504)	(698,934)	(10,885)	(16,188)	(35,027)	(23,504)
Units, end of period	3,015,873	3,417,974	85,089	95,319	217,511	240,317

See accompanying notes.

47 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series II		Mid Value Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$-	$-	$-	$22,616	$18,569
Expenses:
Mortality and expense risk and administrative charges	(112,111)	(100,892)	(192,333)	(176,567)	(21,567)	(28,119)
Net investment income (loss)	(112,111)	(100,892)	(192,333)	(176,567)	1,049	(9,550)
Realized gains (losses) on investments:
Capital gain distributions received	1,032,626	1,007,144	1,913,118	1,824,658	32,119	223,161
Net realized gain (loss)	265,840	148,555	582,509	47,117	(57,279)	(178,401)
Realized gains (losses)	1,298,466	1,155,699	2,495,627	1,871,775	(25,160)	44,760
Unrealized appreciation (depreciation) during the period	2,621,207	740,773	4,082,092	1,403,334	122,338	262,219
Net increase (decrease) in net assets from operations	3,807,562	1,795,580	6,385,386	3,098,542	98,227	297,429
Changes from principal transactions:
Purchase payments	16,281	1,695	18,726	15,042	640	240
Transfers between sub-accounts and the company	(268,310)	(35,146)	(1,990,286)	(370,417)	(64,996)	(69,746)
Withdrawals	(751,934)	(853,911)	(617,462)	(1,171,460)	(133,728)	(521,208)
Annual contract fee	(4,192)	(4,155)	(37,831)	(34,912)	(926)	(1,120)
Net increase (decrease) in net assets from principal transactions	(1,008,155)	(891,517)	(2,626,853)	(1,561,747)	(199,010)	(591,834)
Total increase (decrease) in net assets	2,799,407	904,063	3,758,533	1,536,795	(100,783)	(294,405)
Net assets at beginning of period	6,667,550	5,763,487	11,414,329	9,877,534	1,657,130	1,951,535
Net assets at end of period	$9,466,957	$6,667,550	$15,172,862	$11,414,329	$1,556,347	$1,657,130

	2020	2019	2020	2019	2020	2019
Units, beginning of period	152,658	175,214	218,275	249,875	46,890	64,956
Units issued	4,313	5,638	6,271	10,552	2,375	1,242
Units redeemed	(24,407)	(28,194)	(45,425)	(42,152)	(8,813)	(19,308)
Units, end of period	132,564	152,658	179,121	218,275	40,452	46,890

See accompanying notes.

48 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series II		Money Market Trust Series I		Money Market Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$84,036	$59,736	$5,202	$34,570	$21,301	$164,449
Expenses:
Mortality and expense risk and administrative charges	(89,606)	(103,860)	(24,289)	(26,774)	(126,284)	(142,234)
Net investment income (loss)	(5,570)	(44,124)	(19,087)	7,796	(104,983)	22,215
Realized gains (losses) on investments:
Capital gain distributions received	134,441	850,022	-	-	-	-
Net realized gain (loss)	(558,842)	(297,122)	-	-	-	-
Realized gains (losses)	(424,401)	552,900	-	-	-	-
Unrealized appreciation (depreciation) during the period	796,389	564,870	(2)	-	(1)	(1)
Net increase (decrease) in net assets from operations	366,418	1,073,646	(19,089)	7,796	(104,984)	22,214
Changes from principal transactions:
Purchase payments	832	33,897	-	-	-	-
Transfers between sub-accounts and the company	(598,431)	92,649	(17,575)	30,904	(75,916)	(215,879)
Withdrawals	(360,919)	(675,525)	(85,612)	(245,871)	(676,622)	(976,394)
Annual contract fee	(19,390)	(21,456)	(3,063)	(3,322)	(73,443)	(76,611)
Net increase (decrease) in net assets from principal transactions	(977,908)	(570,435)	(106,250)	(218,289)	(825,981)	(1,268,884)
Total increase (decrease) in net assets	(611,490)	503,211	(125,339)	(210,493)	(930,965)	(1,246,670)
Net assets at beginning of period	7,000,427	6,497,216	1,723,762	1,934,255	9,011,716	10,258,386
Net assets at end of period	$6,388,937	$7,000,427	$1,598,423	$1,723,762	$8,080,751	$9,011,716

	2020	2019	2020	2019	2020	2019
Units, beginning of period	204,467	222,666	116,476	130,905	791,059	904,457
Units issued	4,433	8,400	6,385	1,610	6,626	5,077
Units redeemed	(35,717)	(26,599)	(13,658)	(16,039)	(80,256)	(118,475)
Units, end of period	173,183	204,467	109,203	116,476	717,429	791,059

See accompanying notes.

49 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		PIMCO All Asset		Real Estate Securities Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$2,197	$16,136	$38,978	$23,885	$25,569	$36,411
Expenses:
Mortality and expense risk and administrative charges	(10,220)	(12,943)	(12,817)	(14,221)	(20,543)	(25,987)
Net investment income (loss)	(8,023)	3,193	26,161	9,664	5,026	10,424
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	152,199	13,850
Net realized gain (loss)	-	-	(8,307)	(11,179)	124,015	123,753
Realized gains (losses)	-	-	(8,307)	(11,179)	276,214	137,603
Unrealized appreciation (depreciation) during the period	-	1	28,770	89,338	(424,794)	260,883
Net increase (decrease) in net assets from operations	(8,023)	3,194	46,624	87,823	(143,554)	408,910
Changes from principal transactions:
Purchase payments	-	-	-	-	105	155
Transfers between sub-accounts and the company	(3,083)	14,162	(3,735)	(105,910)	(136,267)	(13,545)
Withdrawals	(87,300)	(241,358)	(62,050)	(41,039)	(162,949)	(173,619)
Annual contract fee	(2,956)	(3,023)	(2,847)	(3,330)	(595)	(715)
Net increase (decrease) in net assets from principal transactions	(93,339)	(230,219)	(68,632)	(150,279)	(299,706)	(187,724)
Total increase (decrease) in net assets	(101,362)	(227,025)	(22,008)	(62,456)	(443,260)	221,186
Net assets at beginning of period	675,206	902,231	917,246	979,702	1,745,276	1,524,090
Net assets at end of period	$573,844	$675,206	$895,238	$917,246	$1,302,016	$1,745,276

	2020	2019	2020	2019	2020	2019
Units, beginning of period	54,955	73,578	42,022	49,444	26,430	29,491
Units issued	1,775	1,130	383	507	654	904
Units redeemed	(9,436)	(19,753)	(3,750)	(7,929)	(5,854)	(3,965)
Units, end of period	47,294	54,955	38,655	42,022	21,230	26,430

See accompanying notes.

50 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Real Estate Securities Trust Series II		Science & Technology Trust Series I		Science & Technology Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$88,219	$107,856	$-	$8,770	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(77,251)	(90,750)	(122,916)	(105,385)	(147,524)	(127,095)
Net investment income (loss)	10,968	17,106	(122,916)	(96,615)	(147,524)	(127,095)
Realized gains (losses) on investments:
Capital gain distributions received	581,740	44,605	899,130	1,254,945	1,111,280	1,551,936
Net realized gain (loss)	155,081	369,055	467,709	449,183	613,423	(45,773)
Realized gains (losses)	736,821	413,660	1,366,839	1,704,128	1,724,703	1,506,163
Unrealized appreciation (depreciation) during the period	(1,216,294)	907,144	2,617,209	528,602	2,791,560	1,043,602
Net increase (decrease) in net assets from operations	(468,505)	1,337,910	3,861,132	2,136,115	4,368,739	2,422,670
Changes from principal transactions:
Purchase payments	22,036	13,792	17,314	2,308	1,725	9,305
Transfers between sub-accounts and the company	(9,567)	(128,116)	(186,584)	(206,497)	(788,086)	320,674
Withdrawals	(346,282)	(497,481)	(664,519)	(543,835)	(588,485)	(846,530)
Annual contract fee	(11,509)	(13,926)	(3,883)	(3,996)	(27,228)	(27,935)
Net increase (decrease) in net assets from principal transactions	(345,322)	(625,731)	(837,672)	(752,020)	(1,402,074)	(544,486)
Total increase (decrease) in net assets	(813,827)	712,179	3,023,460	1,384,095	2,966,665	1,878,184
Net assets at beginning of period	5,861,614	5,149,435	7,520,786	6,136,691	8,831,064	6,952,880
Net assets at end of period	$5,047,787	$5,861,614	$10,544,246	$7,520,786	$11,797,729	$8,831,064

	2020	2019	2020	2019	2020	2019

Units, beginning of period	120,247	134,312	175,218	192,652	162,236	172,255
Units issued	7,109	6,944	8,401	1,900	46,427	39,809
Units redeemed	(15,119)	(21,009)	(23,313)	(19,334)	(68,916)	(49,828)
Units, end of period	112,237	120,247	160,306	175,218	139,747	162,236

See accompanying notes.

51 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Select Bond Trust Series I		Select Bond Trust Series II		Short Term Government Income Trust Series I
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$15,494	$18,104	$1,516,082	$1,267,463	$39,534	$37,556
Expenses:
Mortality and expense risk and administrative charges	(6,059)	(6,973)	(814,905)	(822,350)	(35,529)	(35,274)
Net investment income (loss)	9,435	11,131	701,177	445,113	4,005	2,282
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	-	-
Net realized gain (loss)	16,050	(877)	612,550	(32,043)	(3,576)	(22,713)
Realized gains (losses)	16,050	(877)	612,550	(32,043)	(3,576)	(22,713)
Unrealized appreciation (depreciation) during the period	24,426	44,780	2,258,435	3,285,261	43,802	62,736
Net increase (decrease) in net assets from operations	49,911	55,034	3,572,162	3,698,331	44,231	42,305
Changes from principal transactions:
Purchase payments	-	-	15,984	20,075	28,480	79,115
Transfers between sub-accounts and the company	15,129	54,965	5,029,468	(84,775)	280,874	(52,184)
Withdrawals	(237,398)	(96,924)	(4,900,719)	(6,787,740)	(157,482)	(301,639)
Annual contract fee	(4,846)	(4,651)	(234,173)	(253,881)	(907)	(1,048)
Net increase (decrease) in net assets from principal transactions	(227,115)	(46,610)	(89,440)	(7,106,321)	150,965	(275,756)
Total increase (decrease) in net assets	(177,204)	8,424	3,482,722	(3,407,990)	195,196	(233,451)
Net assets at beginning of period	724,766	716,342	54,109,220	57,517,210	2,152,647	2,386,098
Net assets at end of period	$547,562	$724,766	$57,591,942	$54,109,220	$2,347,843	$2,152,647

	2020	2019	2020	2019	2020	2019

Units, beginning of period	48,413	51,702	3,893,149	4,423,690	176,853	199,518
Units issued	5,449	4,119	1,597,503	538,365	40,694	9,471
Units redeemed	(20,032)	(7,408)	(1,623,612)	(1,068,906)	(28,195)	(32,136)

Units, end of period	33,830	48,413	3,867,040	3,893,149	189,352	176,853

See accompanying notes.

52 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

 For the years ended December 31,

	Short Term Government Income Trust Series II		Small Cap Index Trust Series I		Small Cap Index Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$72,156	$47,671	$2,619	$2,427	$57,017	$39,873
Expenses:
Mortality and expense risk and administrative charges	(68,445)	(55,581)	(2,912)	(3,654)	(72,191)	(80,020)
Net investment income (loss)	3,711	(7,910)	(293)	(1,227)	(15,174)	(40,147)
Realized gains (losses) on investments:
Capital gain distributions received	-	-	13,596	22,799	341,248	473,037
Net realized gain (loss)	50,089	(20,105)	(21,551)	2,255	(5,026)	104,151
Realized gains (losses)	50,089	(20,105)	(7,955)	25,054	336,222	577,188
Unrealized appreciation (depreciation) during the period	1,383	95,209	31,232	17,843	510,965	515,910
Net increase (decrease) in net assets from operations	55,183	67,194	22,984	41,670	832,013	1,052,951
Changes from principal transactions:
Purchase payments	1,000	-	-	-	2,437	8,560
Transfers between sub-accounts and the company	2,255,745	(212,264)	(9,072)	65,578	(87,259)	(170,912)
Withdrawals	(182,867)	(873,503)	(31,061)	(31,798)	(295,887)	(452,251)
Annual contract fee	(8,247)	(8,281)	(108)	(112)	(18,330)	(21,216)
Net increase (decrease) in net assets from principal transactions	2,065,631	(1,094,048)	(40,241)	33,668	(399,039)	(635,819)
Total increase (decrease) in net assets	2,120,814	(1,026,854)	(17,257)	75,338	432,974	417,132
Net assets at beginning of period	2,787,379	3,814,233	244,986	169,648	5,222,231	4,805,099
Net assets at end of period	$4,908,193	$2,787,379	$227,729	$244,986	$5,655,205	$5,222,231

	2020	2019	2020	2019	2020	2019

Units, beginning of period	235,799	327,186	6,950	5,881	144,681	163,480
Units issued	399,304	138,554	1,191	2,123	8,656	1,564
Units redeemed	(228,762)	(229,941)	(2,701)	(1,054)	(19,653)	(20,363)

Units, end of period	406,341	235,799	5,440	6,950	133,684	144,681

See accompanying notes.

53 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series II		Small Cap Stock Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$13,619	$8,923	$25,727	$9,015	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(27,871)	(33,483)	(69,646)	(81,458)	(45,030)	(42,682)
Net investment income (loss)	(14,252)	(24,560)	(43,919)	(72,443)	(45,030)	(42,682)
Realized gains (losses) on investments:
Capital gain distributions received	112,581	189,306	290,407	457,317	396,058	842,615
Net realized gain (loss)	(67,262)	(108,860)	(164,200)	174,502	(74,487)	(85,121)
Realized gains (losses)	45,319	80,446	126,207	631,819	321,571	757,494
Unrealized appreciation (depreciation) during the period	141,099	433,460	342,248	637,003	997,543	81,271
Net increase (decrease) in net assets from operations	172,166	489,346	424,536	1,196,379	1,274,084	796,083
Changes from principal transactions:
Purchase payments	300	280	46,528	7,679	72	774
Transfers between sub-accounts and the company	(29,299)	(143,162)	(280,526)	(698,568)	55,851	(63,720)
Withdrawals	(66,455)	(331,638)	(107,744)	(264,525)	(155,252)	(187,425)
Annual contract fee	(564)	(697)	(19,873)	(23,698)	(4,977)	(4,929)
Net increase (decrease) in net assets from principal transactions	(96,018)	(475,217)	(361,615)	(979,112)	(104,306)	(255,300)
Total increase (decrease) in net assets	76,148	14,129	62,921	217,267	1,169,778	540,783
Net assets at beginning of period	2,263,277	2,249,148	5,633,850	5,416,583	2,832,268	2,291,485
Net assets at end of period	$2,339,425	$2,263,277	$5,696,771	$5,633,850	$4,002,046	$2,832,268

	2020	2019	2020	2019	2020	2019

Units, beginning of period	53,912	66,347	140,140	166,257	73,293	79,990
Units issued	1,753	47	3,379	359	8,071	2,384
Units redeemed	(4,236)	(12,482)	(12,295)	(26,476)	(11,753)	(9,081)

Units, end of period	51,429	53,912	131,224	140,140	69,611	73,293

See accompanying notes.

54 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Small Cap Value Trust Series II		Small Company Value Trust Series I		Small Company Value Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$16,320	$9,620	$5,460	$19,445	$6,288	$45,893
Expenses:
Mortality and expense risk and administrative charges	(29,768)	(40,299)	(28,377)	(35,011)	(90,739)	(109,109)
Net investment income (loss)	(13,448)	(30,679)	(22,917)	(15,566)	(84,451)	(63,216)
Realized gains (losses) on investments:
Capital gain distributions received	223,547	172,012	125,154	1,090,406	381,722	3,408,633
Net realized gain (loss)	(250,691)	(151,873)	(344,855)	(47,633)	(1,560,370)	(122,588)
Realized gains (losses)	(27,144)	20,139	(219,701)	1,042,773	(1,178,648)	3,286,045
Unrealized appreciation (depreciation) during the period	(216,535)	585,186	377,051	(524,100)	1,591,113	(1,817,328)
Net increase (decrease) in net assets from operations	(257,127)	574,646	134,433	503,107	328,014	1,405,501
Changes from principal transactions:
Purchase payments	728	331	500	-	2,124	127,897
Transfers between sub-accounts and the company	(271,256)	(110,662)	(2,071)	(49,000)	(275,256)	128,882
Withdrawals	(60,743)	(140,244)	(244,074)	(438,654)	(449,005)	(721,445)
Annual contract fee	(3,165)	(5,133)	(1,028)	(1,140)	(15,351)	(17,588)
Net increase (decrease) in net assets from principal transactions	(334,436)	(255,708)	(246,673)	(488,794)	(737,488)	(482,254)
Total increase (decrease) in net assets	(591,563)	318,938	(112,240)	14,313	(409,474)	923,247
Net assets at beginning of period	2,776,837	2,457,899	2,308,296	2,293,983	7,181,551	6,258,304
Net assets at end of period	$2,185,274	$2,776,837	$2,196,056	$2,308,296	$6,772,077	$7,181,551

	2020	2019	2020	2019	2020	2019

Units, beginning of period	80,045	88,121	45,403	55,744	175,612	188,605
Units issued	8,226	6,637	875	1,774	11,247	9,715
Units redeemed	(19,121)	(14,713)	(6,147)	(12,115)	(33,197)	(22,708)

Units, end of period	69,150	80,045	40,131	45,403	153,662	175,612

See accompanying notes.

55 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II		Total Bond Market Series Trust NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$39,227	$69,610	$66,496	$130,146	$14,508	$19,687
Expenses:
Mortality and expense risk and administrative charges	(34,498)	(37,576)	(74,988)	(82,271)	(7,331)	(8,376)
Net investment income (loss)	4,729	32,034	(8,492)	47,875	7,177	11,311
Realized gains (losses) on investments:
Capital gain distributions received	-	-	-	-	-	-
Net realized gain (loss)	(3,038)	(36,867)	7,309	(12,704)	15,067	(5,899)
Realized gains (losses)	(3,038)	(36,867)	7,309	(12,704)	15,067	(5,899)
Unrealized appreciation (depreciation) during the period	159,706	244,337	279,244	422,269	30,369	55,505
Net increase (decrease) in net assets from operations	161,397	239,504	278,061	457,440	52,613	60,917
Changes from principal transactions:
Purchase payments	1,993	388	1,735	5,941	-	-
Transfers between sub-accounts and the company	(37,186)	(16,424)	(78,876)	114,646	23,730	71,974
Withdrawals	(174,017)	(453,063)	(570,829)	(693,528)	(279,342)	(108,527)
Annual contract fee	(1,095)	(1,261)	(15,478)	(16,712)	(5,982)	(5,684)
Net increase (decrease) in net assets from principal transactions	(210,305)	(470,360)	(663,448)	(589,653)	(261,594)	(42,237)
Total increase (decrease) in net assets	(48,908)	(230,856)	(385,387)	(132,213)	(208,981)	18,680
Net assets at beginning of period	2,503,908	2,734,764	5,150,142	5,282,355	879,699	861,019
Net assets at end of period	$2,455,000	$2,503,908	$4,764,755	$5,150,142	$670,718	$879,699

	2020	2019	2020	2019	2020	2019

Units, beginning of period	103,786	123,834	220,638	248,076	63,594	66,830
Units issued	787	974	28,065	13,922	9,391	5,828
Units redeemed	(9,677)	(21,022)	(56,990)	(41,360)	(27,426)	(9,064)

Units, end of period	94,896	103,786	191,713	220,638	45,559	63,594

See accompanying notes.

56 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Total Bond Market Trust Series II		Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$107,285	$93,626	$58,804	$53,667	$85,517	$71,178
Expenses:
Mortality and expense risk and administrative charges	(76,176)	(61,501)	(50,259)	(50,814)	(86,782)	(85,184)
Net investment income (loss)	31,109	32,125	8,545	2,853	(1,265)	(14,006)
Realized gains (losses) on investments:
Capital gain distributions received	-	-	293,266	232,135	476,576	352,413
Net realized gain (loss)	168,111	26,168	90,227	54,016	190,959	494,569
Realized gains (losses)	168,111	26,168	383,493	286,151	667,535	846,982
Unrealized appreciation (depreciation) during the period	58,734	183,751	259,432	544,895	392,311	470,573
Net increase (decrease) in net assets from operations	257,954	242,044	651,470	833,899	1,058,581	1,303,549
Changes from principal transactions:
Purchase payments	-	-	11,040	9,540	455	4,052
Transfers between sub-accounts and the company	1,225,128	2,850,032	(54,817)	(81,021)	49,085	(141,012)
Withdrawals	(899,276)	(1,665,916)	(333,325)	(239,301)	(234,873)	(865,376)
Annual contract fee	(27,905)	(24,456)	(1,616)	(1,674)	(23,894)	(21,311)
Net increase (decrease) in net assets from principal transactions	297,947	1,159,660	(378,718)	(312,456)	(209,227)	(1,023,647)
Total increase (decrease) in net assets	555,901	1,401,704	272,752	521,443	849,354	279,902
Net assets at beginning of period	4,370,767	2,969,063	3,640,879	3,119,436	5,451,570	5,171,668
Net assets at end of period	$4,926,668	$4,370,767	$3,913,631	$3,640,879	$6,300,924	$5,451,570

	2020	2019	2020	2019	2020	2019

Units, beginning of period	336,114	242,983	122,618	134,280	145,123	176,106
Units issued	260,451	255,246	4,706	814	3,620	4,282
Units redeemed	(238,284)	(162,115)	(17,303)	(12,476)	(8,109)	(35,265)

Units, end of period	358,281	336,114	110,021	122,618	140,634	145,123

See accompanying notes.

57 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Ultra Short Term Bond Trust Series II
	2020	2019
Income:
Dividend distributions received	$406,357	$316,211
Expenses:
Mortality and expense risk and administrative charges	(317,544)	(280,684)
Net investment income (loss)	88,813	35,527
Realized gains (losses) on investments:
Capital gain distributions received	-	-
Net realized gain (loss)	(56,701)	119,091
Realized gains (losses)	(56,701)	119,091
Unrealized appreciation (depreciation) during the period	(97,240)	86,963
Net increase (decrease) in net assets from operations	(65,128)	241,581
Changes from principal transactions:
Purchase payments	507,916	1,115,765
Transfers between sub-accounts and the company	15,605,353	16,529,182
Withdrawals	(11,948,302)	(16,708,928)
Annual contract fee	(113,143)	(91,187)
Net increase (decrease) in net assets from principal transactions	4,051,824	844,832
Total increase (decrease) in net assets	3,986,696	1,086,413
Net assets at beginning of period	17,870,276	16,783,863
Net assets at end of period	$21,856,972	$17,870,276

	2020	2019

Units, beginning of period	1,560,180	1,479,774
Units issued	2,292,311	1,901,752
Units redeemed	(1,928,596)	(1,821,346)

Units, end of period	1,923,895	1,560,180

See accompanying notes.

58 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1. Organization

John Hancock Life Insurance Company of New York Separate Account A (the “Account”) is a separate account established by John Hancock Life Insurance Company of New York (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 101 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”), which in turn is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation (““MFC”“), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 4 classes of units to fund Contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

59 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

60 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

●	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$2,501,800,901	-	-	2,501,800,901
NonAffiliated	$3,402,742	-	-	3,402,742
Total	$2,505,203,643	-	-	2,505,203,643

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

6.  Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series I	$670,063	$1,740,264
500 Index Fund Series II	3,705,274	5,182,371
500 Index Fund Series NAV	287,025	809,165
Active Bond Trust Series I	70,077	185,925
Active Bond Trust Series II	4,953,865	5,123,071
American Asset Allocation Trust Series I	812,479	516,784
American Asset Allocation Trust Series II	8,484,766	9,704,248
American Global Growth Trust Series II	1,521,444	3,024,394
American Global Growth Trust Series III	813	1,797
American Growth Trust Series II	12,079,005	23,916,129
American Growth Trust Series III	42,700	120,812
American Growth-Income Trust Series I	1,009,062	573,782
American Growth-Income Trust Series II	15,626,830	11,211,556
American Growth-Income Trust Series III	97,174	177,586
American International Trust Series II	5,410,582	7,731,801
American International Trust Series III	40,327	119,986
Blue Chip Growth Trust Series I	3,998,996	3,623,555
Blue Chip Growth Trust Series II	4,656,175	4,799,620
Capital Appreciation Trust Series I	1,445,968	1,618,868
Capital Appreciation Trust Series II	2,163,786	1,505,385
Capital Appreciation Value Trust Series II	2,381,690	2,744,943
Core Bond Trust Series I	573,097	881,042
Core Bond Trust Series II	1,765,651	1,504,114
DWS Equity 500 Index	163,194	416,607
Emerging Markets Value Trust Series II	449,100	819,848
Equity Income Trust Series I	2,058,448	1,925,094
Equity Income Trust Series II	2,237,424	3,876,657
Financial Industries Trust Series I	88,943	47,714
Financial Industries Trust Series II	375,647	424,812
Fundamental All Cap Core Trust Series II	243,598	790,134
Fundamental Large Cap Value Trust Series I	827,414	2,677,189
Fundamental Large Cap Value Trust Series II	1,253,304	3,525,436
Opportunistic Fixed Income Trust Series I	73,443	81,850
Opportunistic Fixed Income Trust Series II	796,505	1,389,928
Global Trust Series I	600,940	471,638
Global Trust Series II	162,979	710,735
Health Sciences Trust Series I	613,147	336,992
Health Sciences Trust Series II	1,486,905	2,587,983
High Yield Trust Series I	128,679	187,765
High Yield Trust Series II	1,060,977	1,651,384
International Equity Index Series I	53,905	109,999
International Equity Index Series II	426,119	672,584
International Equity Index Series NAV	75,684	166,054
International Small Company Trust Series I	75,796	159,874
International Small Company Trust Series II	227,050	260,888
Disciplined Value International Trust Series I	119,074	346,498
Disciplined Value International Trust Series II	350,779	798,947
Investment Quality Bond Trust Series I	122,262	445,465
Investment Quality Bond Trust Series II	4,613,704	4,648,499

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

6.	Purchases and Sales of Investments (continued):

Sub-Account	Purchases	Sales
Lifestyle Aggressive Portfolio Series I	$102,526	$136,143
Lifestyle Aggressive Portfolio Series II	1,964,541	2,641,349
Lifestyle Balanced Portfolio Series I	445,543	1,207,254
Lifestyle Balanced Portfolio Series II	30,582,814	38,345,101
Lifestyle Conservative Portfolio Series I	194,266	282,812
Lifestyle Conservative Portfolio Series II	9,479,672	11,682,470
Lifestyle Growth Portfolio Series I	751,959	851,392
Lifestyle Growth Portfolio Series II	63,416,849	90,685,201
Lifestyle Growth Portfolio Series NAV	17,095	156,482
Lifestyle Moderate Portfolio Series I	132,626	476,340
Lifestyle Moderate Portfolio Series II	10,144,534	14,827,547
Managed Volatility Aggressive Portfolio Series I	9,708	139,265
Managed Volatility Aggressive Portfolio Series II	381,401	1,402,204
Managed Volatility Balanced Portfolio Series I	510,318	986,412
Managed Volatility Balanced Portfolio Series II	15,245,369	29,292,646
Managed Volatility Conservative Portfolio Series I	242,206	511,472
Managed Volatility Conservative Portfolio Series II	6,074,456	10,221,133
Managed Volatility Growth Portfolio Series I	326,275	572,426
Managed Volatility Growth Portfolio Series II	18,658,441	32,001,411
Managed Volatility Moderate Portfolio Series I	197,203	217,870
Managed Volatility Moderate Portfolio Series II	5,938,730	10,368,322
Mid Cap Index Trust Series I	481,620	528,233
Mid Cap Index Trust Series II	1,438,763	1,460,964
Mid Cap Stock Trust Series I	1,284,958	1,372,598
Mid Cap Stock Trust Series II	2,301,707	3,207,772
Mid Value Trust Series I	130,281	296,122
Mid Value Trust Series II	342,160	1,191,199
Money Market Trust Series I	107,968	233,307
Money Market Trust Series II	90,555	1,021,520
Money-Market Trust Series NAV	23,768	125,130
Mutual Shares Trust Series I	102,796	604,347
PIMCO All Asset	44,070	86,541
Real Estate Securities Trust Series I	217,224	359,705
Real Estate Securities Trust Series II	969,437	722,048
Science & Technology Trust Series I	1,356,711	1,418,168
Science & Technology Trust Series II	3,905,281	4,343,600
Select Bond Trust Series I	101,865	319,545
Select Bond Trust Series II	24,773,936	24,162,198
Short Term Government Income Trust Series I	538,977	384,006
Short Term Government Income Trust Series II	4,885,898	2,816,556
Small Cap Index Trust Series I	50,733	77,672
Small Cap Index Trust Series II	661,621	734,587
Small Cap Opportunities Trust Series I	182,067	179,754
Small Cap Opportunities Trust Series II	415,666	530,792
Small Cap Stock Trust Series II	791,620	544,898
Small Cap Value Trust Series II	434,953	559,288
Small Company Value Trust Series I	170,585	315,021
Small Company Value Trust Series II	802,399	1,242,615
Strategic Income Opportunities Trust Series I	57,723	263,298
Strategic Income Opportunities Trust Series II	700,591	1,372,531
Total Bond Market Series Trust NAV	151,731	406,148
Total Bond Market Trust Series II	3,543,900	3,214,844

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

6.  Purchases and Sales of Investments (continued):

Sub-Account	Purchases	Sales
Total Stock Market Index Trust Series I	$490,675	$567,582
Total Stock Market Index Trust Series II	659,204	393,121
Ultra Short Term Bond Trust Series II	26,199,460	22,058,823

65 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund Series I(*)	2020	403	$ 34.18 to $ 33.22	$ 13,817	1.75 % to 1.40%	1.82%	16.46 % to 16.06%
	2019	449	29.35 to 28.62	13,215	1.75 to 1.40	1.69	29.23 to 28.78
	2018	491	22.71 to 22.22	11,195	1.75 to 1.40	1.31	-6.03 to -6.36
	2017	550	24.16 to 23.73	13,369	1.75 to 1.40	1.68	19.84 to 19.42
	2016	603	20.16 to 19.87	12,253	1.75 to 1.40	3.75	10.04 to 9.66

500 Index Fund Series II(*)	2020	477	32.41 to 22.04	15,929	1.85 to 1.35	1.64	16.25 to 15.66
	2019	538	28.94 to 28.02	15,496	1.85 to 1.40	1.46	29.01 to 28.43
	2018	609	22.43 to 21.82	13,605	1.85 to 1.40	1.20	-6.21 to -6.64
	2017	576	23.92 to 23.37	13,772	1.85 to 1.40	1.58	19.60 to 19.07
	2016	538	20.00 to 19.62	10,784	1.85 to 1.40	1.62	9.83 to 9.33

500 Index Fund Series NAV(*)	2020	182	36.04 to 31.78	6,039	1.75 to 0.80	1.81	17.19 to 16.08
	2019	203	30.75 to 27.38	5,800	1.75 to 0.80	1.69	30.11 to 28.88
	2018	235	23.63 to 21.24	5,187	1.75 to 0.80	1.34	-5.41 to -6.31
	2017	282	24.98 to 22.67	6,605	1.75 to 0.80	1.69	20.58 to 19.44
	2016	325	20.72 to 18.98	6,388	1.75 to 0.80	1.77	10.76 to 9.71

Active Bond Trust Series I(*)	2020	57	22.66 to 21.45	1,283	1.75 to 1.40	2.92	7.28 to 6.90
	2019	63	21.12 to 20.06	1,330	1.75 to 1.40	2.78	7.74 to 7.36
	2018	66	19.60 to 18.69	1,297	1.75 to 1.40	2.96	-1.99 to -2.34
	2017	79	20.00 to 19.13	1,570	1.75 to 1.40	3.33	3.39 to 3.03
	2016	86	19.35 to 18.57	1,652	1.75 to 1.40	3.51	2.89 to 2.53

Active Bond Trust Series II(*)	2020	1,013	20.47 to 14.32	21,505	1.85 to 1.15	2.79	7.32 to 6.57
	2019	1,037	19.21 to 13.34	20,662	1.85 to 1.15	2.50	7.78 to 7.03
	2018	1,088	17.94 to 12.38	20,208	1.85 to 1.15	2.98	-1.94 to -2.63
	2017	1,205	18.43 to 12.62	22,929	1.85 to 1.15	3.25	3.44 to 2.72
	2016	1,198	17.94 to 12.21	22,133	1.85 to 1.00	3.33	2.32 to -2.36

American Asset Allocation Trust Series I(*)	2020	228	25.15 to 23.97	5,684	1.75 to 1.40	1.37	10.46 to 10.07
	2019	243	22.77 to 21.78	5,491	1.75 to 1.40	1.35	19.10 to 18.68
	2018	269	19.12 to 18.35	5,111	1.75 to 1.40	1.54	-6.24 to -6.57
	2017	304	20.39 to 19.64	6,180	1.75 to 1.40	1.10	14.18 to 13.79
	2016	372	17.86 to 17.26	6,624	1.75 to 1.40	1.26	7.48 to 7.10

American Asset Allocation Trust Series II(*)	2020	2,666	24.54 to 23.14	64,361	1.90 to 1.00	1.22	10.80 to 9.81
	2019	3,053	22.15 to 21.07	66,750	1.90 to 1.00	1.21	19.47 to 18.40
	2018	3,559	18.54 to 17.80	65,410	1.90 to 1.00	1.48	-6.01 to -6.86
	2017	4,101	19.73 to 19.11	80,569	1.90 to 1.00	1.05	14.54 to 13.52
	2016	4,807	17.22 to 16.83	82,647	1.90 to 1.00	1.08	7.83 to 6.87

American Global Growth Trust Series II(*)	2020	304	33.99 to 31.91	10,275	1.85 to 1.00	0.07	28.51 to 27.42
	2019	378	26.45 to 25.04	9,968	1.85 to 1.00	0.53	33.32 to 32.19
	2018	465	19.84 to 18.94	9,227	1.85 to 1.00	0.59	-10.37 to -11.13
	2017	510	22.14 to 21.32	11,325	1.85 to 1.00	0.17	29.62 to 28.53
	2016	653	17.08 to 16.59	11,227	1.85 to 1.00	0.78	-0.89 to -1.73

American Global Growth Trust Series III(*)	2020	0	40.37 to 40.37	8	0.81 to 0.81	0.06	29.40 to 29.40
	2019	0	31.20 to 31.20	7	0.80 to 0.80	0.99	34.10 to 34.10
	2018	0	23.27 to 23.27	6	0.80 to 0.80	1.02	-9.77 to -9.77
	2017	0	25.79 to 25.79	8	0.80 to 0.80	0.58	30.30 to 30.30
	2016	0	19.79 to 19.44	8	1.00 to 0.80	1.29	-0.17 to -0.37

American Growth Trust Series II(*)	2020	1,392	72.10 to 47.58	97,231	1.90 to 1.00	0.08	49.95 to 48.60
	2019	1,779	48.52 to 31.73	83,164	1.90 to 1.00	0.73	28.90 to 27.75
	2018	2,142	37.98 to 24.62	77,952	1.90 to 1.00	0.30	-1.70 to -2.59
	2017	2,475	38.99 to 25.04	92,071	1.90 to 1.00	0.28	26.47 to 25.34
	2016	2,958	31.11 to 19.80	86,997	1.90 to 1.00	0.32	7.95 to 6.98

American Growth Trust Series III(*)	2020	7	53.18 to 48.28	367	1.55 to 0.80	0.07	50.77 to 49.64
	2019	10	35.27 to 32.26	339	1.55 to 0.80	1.14	29.76 to 28.79
	2018	13	27.18 to 25.05	336	1.55 to 0.80	0.73	-1.08 to -1.82
	2017	14	27.48 to 25.51	382	1.55 to 0.80	0.63	27.20 to 26.25
	2016	21	21.60 to 20.21	444	1.55 to 0.80	0.79	8.61 to 7.80

American Growth-Income Trust Series I(*)	2020	142	48.35 to 45.45	6,769	1.75 to 1.40	1.36	11.53 to 11.14
	2019	151	43.35 to 40.90	6,450	1.75 to 1.40	1.49	23.95 to 23.52
	2018	171	34.97 to 33.11	5,893	1.75 to 1.40	1.35	-3.55 to -3.89
	2017	195	36.26 to 34.45	6,959	1.75 to 1.40	1.04	20.34 to 19.92
	2016	220	30.13 to 28.72	6,560	1.75 to 1.40	1.61	9.56 to 9.18

American Growth-Income Trust Series II(*)	2020	1,855	43.66 to 32.41	80,045	1.90 to 1.00	1.28	11.90 to 10.89
	2019	1,966	39.38 to 28.97	76,401	1.90 to 1.00	1.39	24.39 to 23.28
	2018	2,321	31.94 to 23.29	72,809	1.90 to 1.00	1.27	-3.24 to -4.12
	2017	2,655	33.31 to 24.07	86,582	1.90 to 1.00	0.97	20.68 to 19.60
	2016	3,032	27.85 to 19.94	82,343	1.90 to 1.00	1.51	9.95 to 8.97

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

American Growth-Income Trust Series III(*)	2020	13	$ 36.74 to $ 33.35	$ 481	1.55 % to 0.80%	1.51%	12.57 % to 11.72%
	2019	18	32.64 to 29.85	561	1.55 to 0.80	1.82	25.16 to 24.22
	2018	21	26.08 to 24.03	539	1.55 to 0.80	1.75	-2.60 to -3.34
	2017	23	26.77 to 24.86	602	1.55 to 0.80	1.21	21.42 to 20.51
	2016	35	22.05 to 20.63	768	1.55 to 0.80	2.01	10.65 to 9.83

American International Trust Series II(*)	2020	1,196	38.27 to 21.26	41,572	1.90 to 1.00	0.26	12.26 to 11.25
	2019	1,272	34.40 to 18.93	39,802	1.90 to 1.00	0.80	21.05 to 19.97
	2018	1,485	28.67 to 15.64	38,612	1.90 to 1.00	2.54	-14.45 to -15.23
	2017	1,555	33.82 to 18.28	47,579	1.90 to 1.00	0.72	30.19 to 29.03
	2016	1,888	26.21 to 14.04	44,092	1.90 to 1.00	0.82	1.95 to 1.03

American International Trust Series III(*)	2020	12	21.52 to 19.53	246	1.55 to 0.80	0.61	13.07 to 12.22
	2019	16	19.03 to 17.40	303	1.55 to 0.80	1.27	21.91 to 21.00
	2018	19	15.61 to 14.38	296	1.55 to 0.80	3.13	-13.90 to -14.54
	2017	19	18.13 to 16.83	341	1.55 to 0.80	1.08	31.07 to 30.09
	2016	27	13.83 to 12.94	373	1.55 to 0.80	1.32	2.66 to 1.90

Blue Chip Growth Trust Series I(*)	2020	290	105.37 to 46.28	26,684	1.75 to 1.40	0.00	32.43 to 31.97
	2019	327	79.57 to 35.07	22,593	1.75 to 1.40	0.00	27.99 to 27.54
	2018	367	62.17 to 27.49	19,952	1.75 to 1.40	0.02	0.55 to 0.19
	2017	403	61.83 to 27.44	21,947	1.75 to 1.40	0.07	34.39 to 33.93
	2016	451	46.00 to 20.49	18,476	1.75 to 1.40	0.01	-0.59 to -0.94

Blue Chip Growth Trust Series II(*)	2020	310	61.46 to 47.88	19,775	1.90 to 1.00	0.00	32.73 to 31.54
	2019	357	46.73 to 36.08	17,253	1.90 to 1.00	0.00	28.24 to 27.09
	2018	406	36.77 to 28.13	15,333	1.90 to 1.00	0.00	0.76 to -0.15
	2017	451	36.82 to 27.92	17,067	1.90 to 1.00	0.00	34.62 to 33.41
	2016	517	27.60 to 20.74	14,544	1.90 to 1.00	0.00	-0.38 to -1.28

Capital Appreciation Trust Series I(*)	2020	323	46.64 to 43.46	14,931	1.75 to 1.40	0.00	53.87 to 53.33
	2019	360	30.31 to 28.34	10,828	1.75 to 1.40	0.04	31.05 to 30.59
	2018	417	23.13 to 21.70	9,566	1.75 to 1.40	0.26	-2.19 to -2.53
	2017	467	23.65 to 22.27	10,946	1.75 to 1.40	0.06	34.64 to 34.17
	2016	524	17.56 to 16.60	9,115	1.75 to 1.40	0.00	-2.45 to -2.79

Capital Appreciation Trust Series II(*)	2020	179	65.74 to 53.71	12,198	1.85 to 1.00	0.00	54.15 to 52.84
	2019	188	43.01 to 34.84	8,323	1.85 to 1.00	0.01	31.33 to 30.21
	2018	216	33.03 to 26.53	7,306	1.85 to 1.00	0.04	-1.98 to -2.82
	2017	238	33.99 to 27.07	8,253	1.85 to 1.00	0.00	34.85 to 33.72
	2016	260	25.42 to 20.07	6,721	1.85 to 1.00	0.00	-2.25 to -3.07

Capital Appreciation Value Trust Series II(*)	2020	571	32.43 to 30.22	18,313	1.90 to 1.00	0.90	16.02 to 14.98
	2019	633	28.20 to 26.05	17,554	1.90 to 1.00	1.20	22.86 to 21.76
	2018	699	23.16 to 21.20	15,855	1.90 to 1.00	1.85	-0.90 to -1.79
	2017	1,060	23.58 to 21.39	24,424	1.90 to 1.00	1.24	13.85 to 12.83
	2016	1,137	20.90 to 18.79	23,138	1.90 to 1.00	1.12	6.77 to 5.81

Core Bond Trust Series I(*)	2020	286	19.84 to 18.78	5,573	1.75 to 1.40	2.32	7.11 to 6.73
	2019	305	18.53 to 17.60	5,555	1.75 to 1.40	2.40	6.82 to 6.45
	2018	324	17.34 to 16.53	5,523	1.75 to 1.40	2.32	-1.98 to -2.32
	2017	388	17.69 to 16.93	6,754	1.75 to 1.40	2.08	1.97 to 1.62
	2016	420	17.35 to 16.66	7,179	1.75 to 1.40	1.95	1.31 to 0.96

Core Bond Trust Series II(*)	2020	535	18.29 to 14.27	9,816	1.85 to 1.00	2.21	7.42 to 6.51
	2019	525	17.17 to 13.28	9,004	1.85 to 1.00	2.17	6.97 to 6.06
	2018	587	16.19 to 12.42	9,472	1.85 to 1.00	2.13	-1.78 to -2.62
	2017	767	16.63 to 12.64	12,698	1.85 to 1.00	1.84	2.18 to 1.32
	2016	904	16.41 to 12.37	14,738	1.85 to 1.00	1.78	1.52 to 0.66

DWS Equity 500 Index	2020	43	59.55 to 55.87	2,508	1.75 to 1.40	1.32	16.00 to 15.59
	2019	51	51.34 to 48.33	2,543	1.75 to 1.40	1.67	28.82 to 28.37
	2018	63	39.85 to 37.65	2,456	1.75 to 1.40	1.31	-6.33 to -6.66
	2017	73	42.55 to 40.34	3,018	1.75 to 1.40	1.37	19.38 to 18.97
	2016	82	35.64 to 33.91	2,840	1.75 to 1.40	1.78	9.65 to 9.27

Emerging Markets Value Trust Series II(*)	2020	292	12.42 to 12.09	3,583	1.85 to 1.00	2.09	2.33 to 1.46
	2019	330	12.14 to 11.92	3,963	1.85 to 1.00	2.95	9.60 to 8.68
	2018	360	11.08 to 10.96	3,967	1.85 to 1.00	2.26	-14.65 to -15.38
	2017	417	12.98 to 12.96	5,411	1.85 to 1.00	4.41	3.81 to 3.66

Equity Income Trust Series I(*)	2020	314	68.89 to 36.57	19,491	1.75 to 1.40	2.97	-0.39 to -0.74
	2019	345	69.17 to 36.84	21,289	1.75 to 1.40	2.04	24.59 to 24.15
	2018	380	55.52 to 29.68	19,228	1.75 to 1.40	1.82	-10.84 to -11.16
	2017	432	62.27 to 33.40	24,034	1.75 to 1.40	2.22	14.68 to 14.28
	2016	481	54.30 to 29.23	23,463	1.75 to 1.40	2.18	17.47 to 17.06

Equity Income Trust Series II(*)	2020	585	29.52 to 24.02	18,120	1.90 to 1.00	2.75	-0.26 to -1.15

67 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Equity Income Trust Series II(*)	2019	700	$ 29.86 to $ 24.08	$ 21,814	1.90 % to 1.00%	1.94%	24.92 % to 23.80%
	2018	667	24.12 to 19.28	16,696	1.90 to 1.00	1.62	-10.66 to -11.46
	2017	764	27.25 to 21.58	21,572	1.90 to 1.00	2.02	14.85 to 13.83
	2016	895	23.94 to 18.79	21,988	1.90 to 1.00	2.02	17.73 to 16.67

Financial Industries Trust Series I(*)	2020	25	27.69 to 25.85	678	1.75 to 1.40	1.37	0.75 to 0.39
	2019	26	27.49 to 25.75	691	1.75 to 1.40	4.33	29.96 to 29.50
	2018	27	21.15 to 19.88	554	1.75 to 1.40	1.02	-15.68 to -15.98
	2017	26	25.09 to 23.66	628	1.75 to 1.40	1.19	13.69 to 13.29
	2016	29	22.07 to 20.89	624	1.75 to 1.40	1.52	17.71 to 17.30

Financial Industries Trust Series II(*)	2020	96	26.99 to 25.39	2,654	1.85 to 1.00	1.16	0.97 to 0.11
	2019	105	26.96 to 25.15	2,929	1.85 to 1.00	3.79	30.21 to 29.10
	2018	142	20.88 to 19.31	3,059	1.85 to 1.00	1.23	-15.48 to -16.20
	2017	132	24.91 to 22.85	3,373	1.85 to 1.00	0.99	13.88 to 12.92
	2016	158	22.06 to 20.07	3,572	1.85 to 1.00	1.27	18.02 to 17.02

Fundamental All Cap Core Trust Series II(*)	2020	99	59.50 to 55.93	5,705	1.75 to 1.40	0.19	24.88 to 24.45
	2019	111	47.65 to 44.95	5,150	1.75 to 1.40	0.25	34.29 to 33.82
	2018	124	35.48 to 33.59	4,277	1.75 to 1.40	0.20	-14.55 to -14.85
	2017	138	41.52 to 39.45	5,581	1.75 to 1.40	0.55	25.66 to 25.23
	2016	163	33.04 to 31.50	5,263	1.75 to 1.40	0.18	6.61 to 6.24

Fundamental Large Cap Value Trust Series I(*)	2020	559	33.58 to 21.38	19,802	1.75 to 1.00	1.08	10.84 to 10.01
	2019	629	30.52 to 19.29	20,206	1.75 to 1.00	1.15	34.50 to 33.50
	2018	707	22.86 to 14.34	16,974	1.75 to 1.00	1.07	-17.86 to -18.48
	2017	793	28.05 to 17.46	23,259	1.75 to 1.00	1.61	16.27 to 15.40
	2016	889	24.30 to 15.02	22,546	1.75 to 1.00	2.22	9.08 to 8.26

Fundamental Large Cap Value Trust Series II(*)	2020	674	32.55 to 18.85	21,830	1.85 to 1.00	0.88	10.64 to 9.70
	2019	757	29.67 to 17.03	22,347	1.85 to 1.00	0.95	34.24 to 33.11
	2018	887	22.29 to 12.69	19,510	1.85 to 1.00	0.88	-18.06 to -18.76
	2017	975	27.44 to 15.49	26,316	1.85 to 1.00	1.39	16.03 to 15.06
	2016	1,134	23.85 to 13.35	26,562	1.85 to 1.00	2.02	8.86 to 7.94

Opportunistic Fixed Income	2020	35	43.47 to 26.50	1,446	1.75 to 1.40	3.96	12.21 to 11.81
Trust Series I(*) .	2019	36	38.74 to 23.70	1,331	1.75 to 1.40	6.42	4.90 to 4.53
	2018	39	36.93 to 22.67	1,356	1.75 to 1.40	2.70	-3.27 to -3.61
	2017	43	38.18 to 23.52	1,540	1.75 to 1.40	2.28	7.25 to 6.87
	2016	45	35.60 to 22.01	1,513	1.75 to 1.40	0.00	1.62 to 1.26

Opportunistic Fixed Income	2020	285	23.69 to 13.96	6,430	1.90 to 1.00	3.67	12.50 to 11.49
Trust Series II(*) .	2019	321	21.25 to 12.41	6,506	1.90 to 1.00	6.18	5.03 to 4.09
	2018	346	20.42 to 11.82	6,767	1.90 to 1.00	2.67	-3.01 to -3.89
	2017	411	21.24 to 12.18	8,260	1.90 to 1.00	1.92	7.40 to 6.45
	2016	447	19.95 to 11.34	8,269	1.90 to 1.00	0.00	1.89 to 0.98

Global Trust Series I(*)	2020	152	20.61 to 20.60	5,975	1.75 to 0.80	1.28	5.74 to 4.74
	2019	138	19.68 to 19.48	5,605	1.75 to 0.80	2.11	15.12 to 14.03
	2018	158	17.26 to 16.92	5,577	1.75 to 0.80	1.76	-15.18 to -15.98
	2017	173	20.54 to 19.95	7,176	1.75 to 0.80	1.84	17.93 to 16.82
	2016	193	17.58 to 16.91	6,829	1.75 to 0.80	4.53	8.59 to 7.57

Global Trust Series II(*)	2020	191	22.47 to 14.86	4,440	1.90 to 1.00	1.09	5.36 to 4.41
	2019	221	21.52 to 14.11	4,881	1.90 to 1.00	1.96	14.68 to 13.65
	2018	250	18.93 to 12.30	4,874	1.90 to 1.00	1.55	-15.50 to -16.27
	2017	281	22.61 to 14.56	6,511	1.90 to 1.00	1.70	17.45 to 16.40
	2016	306	19.42 to 12.39	5,967	1.90 to 1.00	4.30	8.15 to 7.18

Health Sciences Trust Series I(*)	2020	37	110.98 to 103.59	3,962	1.75 to 1.40	0.00	25.40 to 24.96
	2019	37	88.50 to 82.90	3,205	1.75 to 1.40	0.00	26.89 to 26.45
	2018	42	69.75 to 65.56	2,824	1.75 to 1.40	0.00	-0.72 to -1.07
	2017	53	70.25 to 66.27	3,629	1.75 to 1.40	0.00	25.74 to 25.30
	2016	58	55.87 to 52.89	3,127	1.75 to 1.40	0.07	-11.82 to -12.12

Health Sciences Trust Series II(*)	2020	99	107.73 to 48.13	10,560	1.90 to 1.00	0.00	25.62 to 24.50
	2019	122	86.53 to 38.31	10,454	1.90 to 1.00	0.00	27.12 to 25.98
	2018	148	68.69 to 30.14	10,077	1.90 to 1.00	0.00	-0.48 to -1.38
	2017	165	69.65 to 30.28	11,430	1.90 to 1.00	0.00	25.99 to 24.87
	2016	200	55.78 to 24.04	10,935	1.90 to 1.00	0.00	-11.66 to -12.45

High Yield Trust Series I(*)	2020	52	25.25 to 16.48	1,329	1.75 to 0.80	6.33	4.97 to 3.97
	2019	57	24.28 to 15.70	1,402	1.75 to 0.80	5.20	14.74 to 13.66
	2018	66	21.37 to 13.68	1,434	1.75 to 0.80	5.80	-3.79 to -4.70
	2017	73	22.42 to 14.22	1,663	1.75 to 0.80	5.18	6.65 to 5.64
	2016	83	21.22 to 13.34	1,779	1.75 to 0.80	6.75	15.34 to 14.25

High Yield Trust Series II(*)	2020	157	28.35 to 16.96	4,220	1.90 to 1.00	5.74	4.61 to 3.67

68 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

High Yield Trust Series II(*)	2019	186	$ 27.34 to $ 16.21	$ 4,853	1.90 % to 1.00%	4.93%	14.35 % to 13.32%
	2018	211	24.33 to 14.18	4,870	1.85 to 1.00	5.55	-4.12 to -4.94
	2017	251	25.39 to 14.79	6,102	1.90 to 1.00	4.94	6.07 to 5.12
	2016	288	24.16 to 13.94	6,630	1.90 to 1.00	6.55	15.00 to 13.97

International Equity Index Series I(*)	2020	35	18.64 to 18.11	653	1.75 to 1.40	2.47	9.10 to 8.72
	2019	40	17.08 to 16.66	677	1.75 to 1.40	2.54	19.68 to 19.27
	2018	40	14.27 to 13.97	570	1.75 to 1.40	2.32	-15.30 to -15.59
	2017	47	16.85 to 16.55	794	1.75 to 1.40	2.11	25.54 to 25.10
	2016	52	13.42 to 13.23	692	1.75 to 1.40	2.58	3.00 to 2.64

International Equity Index Series II(*)	2020	227	18.49 to 17.68	4,123	1.85 to 1.00	2.28	9.37 to 8.45
	2019	249	16.90 to 16.30	4,145	1.85 to 1.00	2.75	19.91 to 18.89
	2018	168	14.10 to 13.71	2,346	1.85 to 1.00	2.08	-15.13 to -15.85
	2017	190	16.61 to 16.29	3,141	1.85 to 1.00	2.04	25.78 to 24.72
	2016	185	13.21 to 13.07	2,439	1.85 to 1.00	2.43	3.20 to 2.33

International Equity Index Series NAV(*)	2020	70	15.15 to 14.25	1,034	1.85 to 1.40	2.43	9.21 to 8.72
	2019	78	13.88 to 13.11	1,057	1.85 to 1.40	2.47	19.75 to 19.22
	2018	85	11.59 to 10.99	963	1.85 to 1.40	2.31	-15.30 to -15.69
	2017	93	13.68 to 13.04	1,244	1.85 to 1.40	2.25	25.68 to 25.12
	2016	96	10.89 to 10.42	1,027	1.85 to 1.40	2.65	2.98 to 2.52

International Small Company Trust Series I(*)	2020	55	23.27 to 22.38	1,290	1.75 to 1.40	2.07	6.86 to 6.48
	2019	62	21.78 to 21.02	1,351	1.75 to 1.40	2.14	20.90 to 20.48
	2018	70	18.01 to 17.45	1,264	1.75 to 1.40	1.24	-21.21 to -21.49
	2017	76	22.86 to 22.22	1,727	1.75 to 1.40	1.40	27.66 to 27.22
	2016	83	17.91 to 17.47	1,477	1.75 to 1.40	1.89	3.44 to 3.08

International Small Company Trust Series II(*)	2020	125	21.65 to 21.27	2,799	1.85 to 1.00	1.94	7.09 to 6.18
	2019	132	20.38 to 19.86	2,785	1.85 to 1.00	1.77	21.14 to 20.11
	2018	149	16.97 to 16.40	2,597	1.85 to 1.00	1.17	-21.07 to -21.74
	2017	165	21.69 to 20.77	3,663	1.85 to 1.00	1.25	27.89 to 26.81
	2016	172	17.10 to 16.24	2,987	1.85 to 1.00	1.70	3.66 to 2.78

Disciplined Value International Trust	2020	163	21.12 to 19.70	3,405	1.75 to 1.40	2.11	1.83 to 1.48
Series I(*) .	2019	177	20.74 to 19.41	3,641	1.75 to 1.40	2.73	10.77 to 10.38
	2018	196	18.72 to 17.59	3,629	1.75 to 1.40	2.33	-16.22 to -16.52
	2017	234	21.07 to 15.20	5,172	1.75 to 1.00	1.79	15.98 to 15.12
	2016	262	18.30 to 13.10	5,003	1.75 to 1.00	2.52	11.12 to 10.29

Disciplined Value International Trust	2020	235	21.52 to 15.55	5,298	1.85 to 1.00	1.91	2.04 to 1.17
Series II(*) .	2019	261	21.27 to 15.24	5,779	1.85 to 1.00	2.53	11.01 to 10.08
	2018	287	19.32 to 13.72	5,778	1.85 to 1.00	2.20	-16.02 to -16.74
	2017	329	23.20 to 16.34	7,928	1.85 to 1.00	1.62	15.72 to 14.74
	2016	367	20.22 to 14.12	7,666	1.85 to 1.00	2.14	10.83 to 9.89

Investment Quality Bond Trust Series I(*)	2020	67	25.19 to 20.43	2,263	1.75 to 0.80	2.18	8.50 to 7.47
	2019	80	23.44 to 18.83	2,426	1.75 to 0.80	2.46	8.49 to 7.47
	2018	92	21.81 to 17.36	2,558	1.75 to 0.80	2.70	-1.61 to -2.55
	2017	99	22.38 to 17.64	2,868	1.75 to 0.80	2.62	3.77 to 2.79
	2016	115	21.77 to 17.00	3,252	1.75 to 0.80	2.17	3.46 to 2.48

Investment Quality Bond Trust Series II(*)	2020	692	21.40 to 15.03	14,682	1.85 to 1.00	2.15	8.07 to 7.15
	2019	701	19.97 to 13.91	13,847	1.85 to 1.00	2.29	8.06 to 7.15
	2018	708	18.64 to 12.87	12,992	1.85 to 1.00	2.52	-1.92 to -2.75
	2017	791	19.17 to 13.12	14,907	1.85 to 1.00	2.37	3.27 to 2.40
	2016	826	18.72 to 12.71	15,227	1.85 to 1.00	1.96	3.05 to 2.17

Lifesty le Aggressive Portfolio Series I(*)	2020	55	21.20 to 20.68	1,167	1.75 to 1.40	2.10	12.47 to 12.08
	2019	61	18.85 to 18.46	1,152	1.75 to 1.40	1.48	25.24 to 24.80
	2018	71	15.05 to 14.79	1,057	1.75 to 1.40	1.63	-10.12 to -10.44
	2017	81	16.75 to 16.51	1,348	1.75 to 1.40	1.57	20.10 to 19.68
	2016	88	13.94 to 13.80	1,222	1.75 to 1.40	1.67	8.03 to 7.65

Lifesty le Aggressive Portfolio Series II(*)	2020	524	21.50 to 20.24	10,884	1.85 to 1.00	1.79	12.68 to 11.72
	2019	603	19.08 to 18.12	11,174	1.85 to 1.00	1.21	25.52 to 24.46
	2018	795	15.20 to 14.56	11,794	1.85 to 1.00	1.43	-9.96 to -10.73
	2017	856	16.88 to 16.31	14,182	1.85 to 1.00	1.41	20.36 to 19.34
	2016	981	14.03 to 13.67	13,553	1.85 to 1.00	1.52	8.26 to 7.34

Lifesty le Balanced Portfolio Series I(*)	2020	410	19.16 to 17.92	7,564	1.75 to 0.80	2.46	11.79 to 10.73
	2019	475	17.14 to 16.18	7,881	1.75 to 0.80	1.91	16.80 to 15.69
	2018	534	14.68 to 13.98	7,615	1.75 to 0.80	2.12	-5.13 to -6.03
	2017	632	15.47 to 14.88	9,559	1.75 to 0.80	1.99	11.42 to 10.37
	2016	969	13.88 to 13.48	13,205	1.75 to 0.80	2.19	5.26 to 4.27

Lifesty le Balanced Portfolio Series II(*)	2020	16,901	19.97 to 19.50	317,208	2.00 to 0.35	2.33	12.07 to 10.23

69 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifesty le Balanced Portfolio Series II(*)	2019	18,135	$ 18.11 to $ 17.40	$ 306,998	2.00 % to 0.35%	1.68%	17.15 % to 15.23%
	2018	20,727	15.72 to 14.85	302,681	2.00 to 0.35	2.02	-4.96 to -6.52
	2017	23,593	16.82 to 15.63	366,764	2.00 to 0.35	1.94	11.77 to 9.94
	2016	26,359	15.29 to 13.98	372,542	2.00 to 0.35	2.01	5.52 to 3.79

Lifesty le Conservative Portfolio Series I(*)	2020	149	17.08 to 15.97	2,463	1.75 to 0.80	2.80	9.86 to 8.82
	2019	159	15.55 to 14.68	2,421	1.75 to 0.80	2.10	11.56 to 10.51
	2018	178	13.94 to 13.28	2,460	1.75 to 0.80	2.23	-2.76 to -3.68
	2017	237	14.33 to 13.79	3,367	1.75 to 0.80	2.45	6.11 to 5.11
	2016	263	13.51 to 13.12	3,477	1.75 to 0.80	2.67	3.56 to 2.58

Lifesty le Conservative Portfolio Series II(*)	2020	3,650	17.38 to 16.57	60,087	2.00 to 0.35	2.60	10.14 to 8.33
	2019	3,916	15.78 to 15.30	59,144	2.00 to 0.35	1.92	11.83 to 10.00
	2018	4,327	14.11 to 13.91	59,062	2.00 to 0.35	2.16	-2.51 to -4.11
	2017	4,915	14.50 to 14.47	69,706	2.00 to 0.35	2.18	6.37 to 4.63
	2016	5,659	13.86 to 13.61	76,609	2.00 to 0.35	2.39	3.81 to 2.11

Lifesty le Growth Portfolio Series I(*)	2020	521	20.57 to 19.23	10,301	1.75 to 0.80	2.45	12.67 to 11.60
	2019	565	18.26 to 17.23	9,955	1.75 to 0.80	1.79	20.49 to 19.35
	2018	600	15.15 to 14.44	8,815	1.75 to 0.80	2.13	-6.87 to -7.75
	2017	620	16.27 to 15.65	9,844	1.75 to 0.80	1.82	15.21 to 14.13
	2016	673	14.12 to 13.72	9,328	1.75 to 0.80	1.88	6.38 to 5.37

Lifesty le Growth Portfolio Series II(*)	2020	31,622	22.44 to 20.94	643,824	2.00 to 0.35	2.22	12.97 to 11.12
	2019	35,216	20.20 to 18.54	641,638	2.00 to 0.35	1.56	20.78 to 18.80
	2018	40,408	17.00 to 15.35	615,237	2.00 to 0.35	1.84	-6.64 to -8.18
	2017	46,204	18.51 to 16.44	763,008	2.00 to 0.35	2.07	15.49 to 13.61
	2016	38,102	16.30 to 14.23	552,007	2.00 to 0.35	1.81	6.64 to 4.90

Lifesty le Growth Portfolio Series NAV(*)	2020	8	16.00 to 15.80	123	1.60 to 1.20	1.34	12.28 to 11.83
	2019	19	14.25 to 14.13	263	1.60 to 1.20	1.91	20.07 to 19.59
	2018	19	11.87 to 11.81	225	1.60 to 1.20	2.20	-7.20 to -7.57
	2017	19	12.79 to 12.78	248	1.60 to 1.20	10.67	2.33 to 2.26

Lifesty le Moderate Portfolio Series I(*)	2020	140	18.44 to 17.24	2,474	1.75 to 0.80	2.55	11.20 to 10.14
	2019	167	16.59 to 15.66	2,673	1.75 to 0.80	1.96	15.04 to 13.96
	2018	188	14.42 to 13.74	2,620	1.75 to 0.80	2.17	-4.35 to -5.26
	2017	204	15.07 to 14.50	2,998	1.75 to 0.80	2.28	9.55 to 8.52
	2016	215	13.76 to 13.36	2,902	1.75 to 0.80	2.26	4.66 to 3.67

Lifesty le Moderate Portfolio Series II(*)	2020	5,526	18.93 to 18.78	99,410	2.00 to 0.35	2.38	11.48 to 9.65
	2019	6,049	17.26 to 16.85	98,685	2.00 to 0.35	1.76	15.31 to 13.43
	2018	6,881	15.22 to 14.61	98,358	2.00 to 0.35	2.05	-4.11 to -5.69
	2017	8,071	16.14 to 15.24	121,951	2.00 to 0.35	1.99	9.89 to 8.10
	2016	9,304	14.93 to 13.87	129,752	2.00 to 0.35	2.12	4.91 to 3.20

Managed Volatility Aggressive Portfolio Series I(*)	2020	15	26.74 to 19.80	382	1.75 to 1.40	1.35	-6.08 to -6.41
	2019	21	28.48 to 21.16	572	1.75 to 1.40	1.37	19.11 to 18.69
	2018	21	23.91 to 17.83	486	1.75 to 1.40	1.97	-9.74 to -10.06
	2017	23	26.49 to 19.82	573	1.75 to 1.40	1.74	21.12 to 20.70
	2016	22	21.87 to 16.42	461	1.75 to 1.40	1.67	0.54 to 0.19

Managed Volatility Aggressive Portfolio Series II(*)	2020	106	24.00 to 18.50	2,614	1.85 to 1.00	1.08	-5.99 to -6.79
	2019	147	25.75 to 19.68	4,015	1.85 to 1.00	1.13	19.43 to 18.42
	2018	163	21.74 to 16.48	3,757	1.85 to 1.00	1.52	-9.53 to -10.30
	2017	220	24.24 to 18.21	5,636	1.85 to 1.00	1.47	21.35 to 20.33
	2016	262	20.14 to 15.01	5,529	1.85 to 1.00	1.53	0.65 to -0.20

Managed Volatility Balanced Portfolio Series I(*)	2020	222	23.90 to 21.24	6,230	1.75 to 0.80	2.39	1.00 to 0.04
	2019	255	23.89 to 21.03	7,135	1.75 to 0.80	2.01	16.98 to 15.88
	2018	266	20.62 to 17.98	6,385	1.75 to 0.80	2.15	-5.65 to -6.54
	2017	318	22.06 to 19.05	8,081	1.75 to 0.80	2.10	13.23 to 12.16
	2016	369	19.67 to 16.83	8,322	1.75 to 0.80	2.05	3.96 to 2.98

Managed Volatility Balanced Portfolio Series II(*)	2020	7,556	24.94 to 21.01	172,334	1.90 to 0.35	2.24	1.20 to -0.37
	2019	8,661	25.03 to 20.76	198,055	1.90 to 0.35	1.74	17.32 to 15.51
	2018	10,029	21.67 to 17.69	197,038	1.90 to 0.35	1.99	-5.37 to -6.83
	2017	11,513	23.26 to 18.70	241,590	1.90 to 0.35	1.95	13.43 to 11.69
	2016	12,927	20.83 to 16.48	242,464	1.90 to 0.35	1.85	4.25 to 2.65

Managed Volatility Conservative Portfolio Series I(*)	2020	45	24.35 to 20.37	1,395	1.75 to 0.80	2.70	2.57 to 1.60
	2019	55	23.96 to 19.86	1,668	1.75 to 0.80	2.34	12.48 to 11.42
	2018	58	21.51 to 17.66	1,532	1.75 to 0.80	2.44	-2.96 to -3.89
	2017	67	22.38 to 18.19	1,870	1.75 to 0.80	2.27	6.96 to 5.95
	2016	86	21.12 to 17.01	2,220	1.75 to 0.80	2.36	3.75 to 2.77

Managed Volatility Conservative Portfolio Series II(*)	2020	1,910	21.83 to 20.65	38,661	1.90 to 0.35	2.70	2.77 to 1.19
	2019	2,165	21.57 to 20.09	43,186	1.90 to 0.35	2.18	12.78 to 11.05

70 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Managed Volatility Conservative Portfolio Series II(*)	2018	2,410	$ 19.43 to $ 17.82	$ 43,187	1.90 % to 0.35%	2.25%	-2.74 % to -4.24%
	2017	2,898	20.29 to 18.32	54,208	1.90 to 0.35	2.22	7.29 to 5.65
	2016	3,300	19.20 to 17.07	58,550	1.90 to 0.35	2.13	3.95 to 2.35

Managed Volatility Growth Portfolio Series I(*)	2020	135	21.58 to 20.55	3,544	1.75 to 0.80	2.06	-2.21 to -3.13
	2019	154	22.27 to 21.02	4,177	1.75 to 0.80	1.74	18.60 to 17.48
	2018	165	18.96 to 17.72	3,775	1.75 to 0.80	2.05	-7.29 to -8.17
	2017	180	20.65 to 19.11	4,519	1.75 to 0.80	1.96	17.65 to 16.54
	2016	202	17.72 to 16.25	4,326	1.75 to 0.80	1.89	2.52 to 1.55

Managed Volatility Growth Portfolio Series II(*)	2020	8,217	20.20 to 17.46	187,777	2.00 to 0.35	1.90	-1.95 to -3.56
	2019	9,391	20.60 to 18.10	221,165	2.00 to 0.35	1.50	18.90 to 16.95
	2018	10,851	17.33 to 15.48	216,439	2.00 to 0.35	1.83	-7.03 to -8.56
	2017	12,507	18.63 to 16.93	270,531	2.00 to 0.35	1.76	17.94 to 16.01
	2016	13,685	15.80 to 14.59	253,367	2.00 to 0.35	1.62	2.78 to 1.10

Managed Volatility Moderate Portfolio Series I(*)	2020	85	25.14 to 22.07	2,625	1.75 to 0.80	2.68	2.49 to 1.52
	2019	91	24.77 to 21.54	2,757	1.75 to 0.80	2.06	15.79 to 14.70
	2018	107	21.59 to 18.60	2,867	1.75 to 0.80	2.21	-4.76 to -5.66
	2017	138	22.89 to 19.53	3,901	1.75 to 0.80	2.44	10.99 to 9.94
	2016	144	20.82 to 17.60	3,620	1.75 to 0.80	2.09	4.46 to 3.47

Managed Volatility Moderate Portfolio Series II(*)	2020	3,016	24.41 to 22.11	66,826	1.90 to 0.35	2.46	2.69 to 1.11
	2019	3,418	31.18 to 24.14	74,347	1.90 to 0.45	1.84	15.90 to 14.24
	2018	4,000	26.90 to 21.13	75,444	1.90 to 0.45	2.14	-4.56 to -5.94
	2017	4,551	28.18 to 22.47	91,351	1.90 to 0.45	2.00	11.15 to 9.56
	2016	5,330	25.36 to 20.51	98,063	1.90 to 0.45	1.89	4.65 to 3.14

Mid Cap Index Trust Series I(*)	2020	85	49.93 to 42.80	4,507	1.75 to 0.80	1.56	12.31 to 11.25
	2019	95	44.88 to 38.11	4,526	1.75 to 0.80	1.11	24.59 to 23.41
	2018	110	36.37 to 30.59	4,204	1.75 to 0.80	1.09	-12.17 to -13.00
	2017	120	41.80 to 34.82	5,263	1.75 to 0.80	0.76	14.89 to 13.81
	2016	34	38.99 to 36.73	1,292	1.75 to 1.40	1.19	18.44 to 18.03

Mid Cap Index Trust Series II(*)	2020	218	44.40 to 28.72	9,841	1.85 to 1.00	1.40	11.85 to 10.90
	2019	240	40.04 to 25.67	9,779	1.85 to 1.00	0.93	24.19 to 23.13
	2018	263	32.52 to 20.67	8,679	1.85 to 1.00	0.87	-12.54 to -13.29
	2017	300	37.50 to 23.64	11,428	1.85 to 1.00	0.29	14.36 to 13.40
	2016	292	33.07 to 20.67	9,570	1.85 to 1.00	0.98	18.73 to 17.72

Mid Cap Stock Trust Series I(*)	2020	133	70.21 to 54.68	9,467	1.75 to 0.80	0.00	64.07 to 62.52
	2019	153	43.20 to 33.33	6,668	1.75 to 0.80	0.00	33.45 to 32.19
	2018	175	32.68 to 24.97	5,763	1.75 to 0.80	0.00	-2.35 to -3.28
	2017	193	33.79 to 25.57	6,549	1.75 to 0.80	0.00	27.52 to 26.32
	2016	226	26.75 to 20.05	6,046	1.75 to 0.80	0.00	-0.21 to -1.16

Mid Cap Stock Trust Series II(*)	2020	179	81.80 to 50.14	15,173	1.90 to 1.00	0.00	63.37 to 61.91
	2019	218	50.52 to 30.69	11,414	1.90 to 1.00	0.00	32.91 to 31.72
	2018	250	38.35 to 23.09	9,878	1.90 to 1.00	0.00	-2.69 to -3.57
	2017	294	39.77 to 23.73	11,993	1.90 to 1.00	0.00	26.99 to 25.85
	2016	329	31.60 to 18.69	10,556	1.90 to 1.00	0.00	-0.59 to -1.48

Mid Value Trust Series I(*)	2020	40	38.84 to 36.76	1,556	1.75 to 1.40	1.64	8.07 to 7.69
	2019	47	35.94 to 34.14	1,657	1.75 to 1.40	1.03	17.88 to 17.46
	2018	65	30.49 to 29.06	1,952	1.75 to 1.40	0.71	-12.09 to -12.40
	2017	93	34.68 to 33.18	3,176	1.75 to 1.40	0.97	9.89 to 9.50
	2016	105	31.56 to 30.30	3,278	1.75 to 1.40	1.16	22.30 to 21.87

Mid Value Trust Series II(*)	2020	173	35.35 to 16.47	6,389	1.85 to 1.35	1.46	7.91 to 7.37
	2019	204	32.92 to 15.27	7,000	1.85 to 1.35	0.89	17.56 to 16.97
	2018	223	28.15 to 12.99	6,497	1.85 to 1.35	0.56	-12.13 to -12.57
	2017	259	32.19 to 14.78	8,621	1.85 to 1.35	0.76	9.17 to 6.69
	2016	293	31.08 to 29.49	8,910	1.85 to 1.40	0.93	22.05 to 21.51

Money Market Trust Series I(*)	2020	109	11.68 to 11.39	1,598	1.75 to 1.00	0.32	-0.69 to -1.44
	2019	116	11.76 to 11.56	1,724	1.75 to 1.00	1.93	0.92 to 0.17
	2018	131	11.65 to 11.54	1,934	1.75 to 1.00	1.52	0.53 to -0.23
	2017	148	11.59 to 11.56	2,182	1.75 to 1.00	0.58	-0.41 to -1.15
	2016	179	11.70 to 11.64	2,621	1.75 to 1.00	0.07	-0.92 to -1.66

Money Market Trust Series II(*)	2020	717	11.96 to 10.58	8,081	1.85 to 1.00	0.25	-0.76 to -1.60
	2019	791	12.05 to 10.75	9,012	1.85 to 1.00	1.73	0.72 to -0.13
	2018	904	11.97 to 10.68	10,258	1.90 to 1.00	1.31	0.32 to -0.58
	2017	1,128	11.93 to 10.74	12,796	1.90 to 1.00	0.38	-0.61 to -1.49
	2016	1,343	12.00 to 10.90	15,410	1.90 to 1.00	0.00	-1.00 to -1.88

Money -Market Trust Series NAV(*)	2020	47	12.26 to 12.06	574	1.75 to 1.40	0.35	-1.07 to -1.42
	2019	55	12.39 to 12.24	675	1.75 to 1.40	2.00	0.57 to 0.22

71 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Money -Market Trust Series NAV(*)	2018	74	$ 12.32 to $ 12.21	$ 902	1.75 % to 1.40%	1.58%	0.17 % to -0.18%
	2017	83	12.30 to 12.23	1,023	1.75 to 1.40	0.63	-0.75 to -1.10
	2016	89	12.40 to 12.37	1,096	1.75 to 1.40	0.15	-0.83 to -1.06

PIMCO All Asset	2020	39	23.20 to 21.52	895	1.85 to 1.40	4.66	6.24 to 5.76
	2019	42	21.83 to 20.35	917	1.85 to 1.40	2.59	9.89 to 9.40
	2018	49	19.87 to 18.60	980	1.85 to 1.40	2.68	-6.91 to -7.33
	2017	69	21.34 to 20.07	1,459	1.85 to 1.40	4.27	11.62 to 11.12
	2016	75	19.12 to 18.06	1,406	1.85 to 1.40	2.05	11.02 to 10.52

Real Estate Securities Trust Series I(*)	2020	21	62.75 to 57.39	1,302	1.75 to 1.40	1.87	-6.96 to -7.28
	2019	26	67.44 to 61.89	1,745	1.75 to 1.40	2.10	27.60 to 27.16
	2018	29	52.85 to 48.67	1,524	1.75 to 1.40	1.65	-4.81 to -5.15
	2017	38	55.52 to 51.32	2,076	1.75 to 1.40	0.52	4.76 to 4.40
	2016	42	53.00 to 49.15	2,158	1.75 to 1.40	3.36	5.43 to 5.07

Real Estate Securities Trust Series II(*)	2020	112	46.30 to 21.09	5,048	1.85 to 1.00	1.81	-6.74 to -7.53
	2019	120	50.07 to 22.61	5,862	1.85 to 1.00	1.88	27.80 to 26.72
	2018	134	39.51 to 17.70	5,149	1.85 to 1.00	1.61	-4.61 to -5.42
	2017	159	41.77 to 18.55	6,455	1.85 to 1.00	0.34	5.00 to 4.12
	2016	186	40.12 to 17.67	7,197	1.85 to 1.00	3.10	5.63 to 4.74

Science & Technology Trust Series I(*)	2020	160	84.03 to 28.12	10,544	1.75 to 1.40	0.00	55.26 to 54.72
	2019	175	54.12 to 18.18	7,521	1.75 to 1.40	0.12	36.14 to 35.66
	2018	193	39.75 to 13.40	6,137	1.75 to 1.40	0.00	-2.00 to -2.34
	2017	205	40.56 to 13.72	6,883	1.75 to 1.40	0.05	39.18 to 38.69
	2016	249	29.15 to 9.89	6,068	1.75 to 1.40	0.00	6.88 to 6.51

Science & Technology Trust Series II(*)	2020	140	82.63 to 66.10	11,798	1.90 to 1.00	0.00	55.59 to 54.19
	2019	162	53.59 to 42.48	8,831	1.90 to 1.00	0.00	36.37 to 35.15
	2018	172	39.65 to 31.15	6,953	1.90 to 1.00	0.00	-1.78 to -2.66
	2017	206	40.74 to 31.72	8,591	1.90 to 1.00	0.00	39.42 to 38.17
	2016	209	29.48 to 22.75	6,247	1.90 to 1.00	0.00	7.08 to 6.12

Select Bond Trust Series I(*)	2020	34	16.42 to 15.33	548	1.55 to 0.80	2.47	8.21 to 7.40
	2019	48	15.17 to 14.27	725	1.55 to 0.80	2.52	8.08 to 7.27
	2018	52	14.04 to 13.30	716	1.55 to 0.80	2.79	-1.23 to -1.97
	2017	56	14.21 to 13.57	790	1.55 to 0.80	2.66	2.85 to 2.08
	2016	65	13.82 to 13.29	896	1.55 to 0.80	2.91	2.24 to 1.48

Select Bond Trust Series II(*)	2020	3,867	14.93 to 13.89	57,592	2.00 to 1.00	2.85	7.77 to 6.70
	2019	3,893	13.85 to 13.02	54,109	2.00 to 1.00	2.36	7.65 to 6.58
	2018	4,424	12.87 to 12.22	57,517	2.00 to 1.00	2.56	-1.62 to -2.61
	2017	4,728	13.08 to 12.54	62,754	2.00 to 1.00	2.56	2.43 to 1.42
	2016	4,886	12.77 to 12.37	63,615	2.00 to 1.00	2.65	1.83 to 0.82

Short Term Government Income Trust Series I(*)	2020	189	12.57 to 12.11	2,348	1.75 to 1.40	1.72	2.15 to 1.79
	2019	177	12.31 to 11.90	2,153	1.75 to 1.40	1.63	1.95 to 1.59
	2018	200	12.07 to 11.71	2,386	1.75 to 1.40	1.99	-0.57 to -0.92
	2017	218	12.14 to 11.82	2,616	1.75 to 1.40	1.32	-0.83 to -1.17
	2016	231	12.24 to 11.96	2,816	1.75 to 1.40	1.58	-0.83 to -1.17

Short Term Government Income Trust Series II(*)	2020	406	12.49 to 11.73	4,908	1.85 to 1.00	1.67	2.36 to 1.49
	2019	236	12.20 to 11.56	2,787	1.85 to 1.00	1.38	2.15 to 1.29
	2018	327	11.95 to 11.41	3,814	1.85 to 1.00	1.78	-0.37 to -1.22
	2017	349	11.99 to 11.55	4,108	1.85 to 1.00	1.13	-0.63 to -1.47
	2016	344	12.07 to 11.72	4,094	1.85 to 1.00	1.22	-0.55 to -1.39

Small Cap Index Trust Series I(*)	2020	5	42.48 to 40.79	228	1.75 to 1.40	1.37	17.63 to 17.21
	2019	7	36.12 to 34.80	245	1.75 to 1.40	1.02	23.31 to 22.87
	2018	6	29.29 to 28.32	170	1.75 to 1.40	0.92	-12.66 to -12.97
	2017	7	33.54 to 32.54	228	1.75 to 1.40	0.44	12.80 to 12.41
	2016	8	29.73 to 28.95	228	1.75 to 1.40	1.04	19.29 to 18.88

Small Cap Index Trust Series II(*)	2020	134	43.32 to 39.83	5,655	1.85 to 1.40	1.23	17.39 to 16.87
	2019	145	36.90 to 34.08	5,222	1.85 to 1.40	0.77	23.04 to 22.49
	2018	163	29.99 to 27.83	4,805	1.85 to 1.40	0.71	-12.79 to -13.18
	2017	184	34.39 to 32.05	6,203	1.85 to 1.40	0.25	12.60 to 12.09
	2016	209	30.54 to 28.59	6,275	1.85 to 1.40	0.96	19.03 to 18.49

Small Cap Opportunities Trust Series I(*)	2020	51	45.91 to 43.16	2,339	1.75 to 1.40	0.71	8.35 to 7.97
	2019	54	42.37 to 39.97	2,263	1.75 to 1.40	0.39	23.79 to 23.36
	2018	66	34.23 to 32.40	2,249	1.75 to 1.40	0.41	-15.05 to -15.35
	2017	74	40.29 to 38.28	2,949	1.75 to 1.40	0.42	9.53 to 9.15
	2016	80	36.79 to 35.07	2,910	1.75 to 1.40	0.46	17.81 to 17.39

Small Cap Opportunities Trust Series II(*)	2020	131	41.08 to 25.11	5,697	1.85 to 1.00	0.54	8.56 to 7.64
	2019	140	38.17 to 23.13	5,634	1.85 to 1.00	0.16	24.01 to 22.96

72 of 75

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Small Cap Opportunities Trust Series II(*)	2018	166	$ 31.04 to $ 18.65	$ 5,417	1.85 % to 1.00%	0.24%	-14.88 % to -15.61%
	2017	175	36.78 to 21.91	6,718	1.85 to 1.00	0.24	9.76 to 8.84
	2016	187	33.79 to 19.96	6,550	1.85 to 1.00	0.26	18.06 to 17.06

Small Cap Stock Trust Series II(*)	2020	70	58.02 to 42.52	4,002	1.90 to 1.00	0.00	49.72 to 48.38
	2019	73	39.10 to 28.40	2,832	1.90 to 1.00	0.00	36.37 to 35.15
	2018	80	28.93 to 20.82	2,291	1.90 to 1.00	0.00	-6.39 to -7.23
	2017	95	31.19 to 22.25	2,919	1.90 to 1.00	0.00	25.02 to 23.91
	2016	105	25.17 to 17.79	2,582	1.90 to 1.00	0.00	1.13 to 0.22

Small Cap Value Trust Series II(*)	2020	69	31.41 to 21.68	2,185	1.85 to 1.00	0.85	-7.88 to -8.66
	2019	80	34.39 to 23.53	2,777	1.85 to 1.00	0.37	25.08 to 24.02
	2018	88	27.73 to 18.82	2,458	1.85 to 1.00	0.47	-13.53 to -14.27
	2017	93	32.34 to 21.76	3,022	1.85 to 1.00	0.69	2.47 to 1.61
	2016	119	31.83 to 21.24	3,762	1.85 to 1.00	0.48	21.23 to 20.21

Small Company Value Trust Series I(*)	2020	40	54.95 to 54.88	2,196	1.75 to 1.40	0.29	7.72 to 7.34
	2019	45	51.19 to 50.94	2,308	1.75 to 1.40	0.83	23.78 to 23.35
	2018	56	41.50 to 41.15	2,294	1.75 to 1.40	0.37	-14.16 to -14.46
	2017	63	48.52 to 47.94	3,016	1.75 to 1.40	0.23	9.95 to 9.56
	2016	68	44.28 to 43.61	2,984	1.75 to 1.40	0.78	30.48 to 30.02

Small Company Value Trust Series II(*)	2020	154	41.14 to 25.74	6,772	1.85 to 1.00	0.11	7.98 to 7.07
	2019	176	38.42 to 23.84	7,182	1.85 to 1.00	0.67	23.97 to 22.92
	2018	189	31.26 to 19.23	6,258	1.85 to 1.00	0.17	-13.96 to -14.69
	2017	225	36.64 to 22.35	8,695	1.85 to 1.00	0.21	10.15 to 9.22
	2016	260	33.55 to 20.29	9,128	1.85 to 1.00	0.58	30.73 to 29.63

Strategic Income Opportunities Trust Series I(*)	2020	95	25.93 to 24.46	2,455	1.75 to 1.40	1.63	7.08 to 6.71
	2019	104	24.22 to 22.92	2,504	1.75 to 1.40	2.65	9.37 to 8.98
	2018	124	22.14 to 21.03	2,735	1.75 to 1.40	3.70	-6.36 to -6.69
	2017	139	23.65 to 22.54	3,284	1.75 to 1.40	3.08	4.13 to 3.76
	2016	150	22.71 to 21.72	3,392	1.75 to 1.40	2.36	3.66 to 3.30

Strategic Income Opportunities Trust Series II(*)	2020	192	23.58 to 16.06	4,765	1.85 to 1.00	1.39	7.28 to 6.37
	2019	221	22.16 to 14.97	5,150	1.85 to 1.00	2.48	9.65 to 8.72
	2018	248	20.39 to 13.65	5,282	1.85 to 1.00	3.52	-6.23 to -7.03
	2017	280	21.93 to 14.56	6,403	1.85 to 1.00	2.80	4.32 to 3.44
	2016	328	21.20 to 13.96	7,140	1.85 to 1.00	2.15	3.94 to 3.06

Total Bond Market Series Trust NAV(*)	2020	46	14.91 to 14.02	671	1.55 to 0.80	1.91	6.53 to 5.73
	2019	64	14.00 to 13.26	880	1.55 to 0.80	2.28	7.44 to 6.63
	2018	67	13.03 to 12.44	861	1.55 to 0.80	2.73	-1.04 to -1.79
	2017	73	13.17 to 12.67	956	1.55 to 0.80	2.78	2.52 to 1.75
	2016	83	12.84 to 12.45	1,061	1.55 to 0.80	2.68	1.63 to 0.87

Total Bond Market Trust Series II(*)	2020	358	14.32 to 13.35	4,927	1.90 to 1.00	2.16	6.04 to 5.09
	2019	336	13.51 to 12.71	4,371	1.90 to 1.00	2.37	6.95 to 5.99
	2018	243	12.63 to 11.99	2,969	1.90 to 1.00	2.35	-1.49 to -2.38
	2017	238	12.82 to 12.28	2,967	1.90 to 1.00	2.49	2.06 to 1.15
	2016	259	12.56 to 12.14	3,194	1.90 to 1.00	2.30	1.17 to 0.26

Total Stock Market Index Trust Series I(*)	2020	110	35.83 to 34.35	3,914	1.75 to 1.40	1.71	19.75 to 19.33
	2019	123	29.92 to 28.79	3,641	1.75 to 1.40	1.55	27.83 to 27.38
	2018	134	23.41 to 22.60	3,119	1.75 to 1.40	1.16	-7.02 to -7.35
	2017	144	25.18 to 24.39	3,609	1.75 to 1.40	1.81	18.92 to 18.50
	2016	23	21.17 to 20.58	481	1.75 to 1.40	1.42	10.82 to 10.43

Total Stock Market Index Trust Series II(*)	2020	141	43.04 to 22.12	6,301	1.85 to 1.35	1.58	19.56 to 18.96
	2019	145	36.18 to 18.71	5,452	1.85 to 1.00	1.33	28.12 to 27.03
	2018	176	28.48 to 14.61	5,172	1.85 to 1.00	0.94	-6.86 to -7.65
	2017	196	30.84 to 15.62	6,289	1.85 to 1.35	1.20	18.13 to 12.75
	2016	180	27.89 to 26.11	4,856	1.85 to 1.40	1.22	10.59 to 10.10

Ultra Short Term Bond Trust Series II(*)	2020	1,924	12.75 to 10.92	21,857	2.00 to 0.35	1.97	0.92 to -0.73
	2019	1,560	12.63 to 11.00	17,870	2.00 to 0.35	1.72	2.55 to 0.88
	2018	1,480	11.91 to 10.90	16,784	2.00 to 1.00	1.57	0.18 to -0.82
	2017	1,588	11.89 to 10.99	18,057	2.00 to 1.00	1.34	-0.54 to -1.53
	2016	1,816	11.95 to 11.16	20,932	2.00 to 1.00	1.69	-0.67 to -1.66

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7. Unit Values (continued):

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit value s. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.00% of net assets of the sub-account depending on the type of contract. In addition, annual contract charg es of up to $30 per policy are made through redemption of units.

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